File Nos.   333-47886
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 1                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 89                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     ------------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)

     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Suzanne J. Pepin
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866

It is proposed that this filing will become effective:

          _____ immediately  upon filing  pursuant to paragraph (b) of Rule 485
          _____ on (date)  pursuant to paragraph (b) of Rule 485
          _X___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _____ on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following:

          _____ this  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)




Item No.                                                 Location
---------                                               -----------------------

          PART A


Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Summary


Item 4.   Condensed Financial Information. . . . . . .   Not Applicable


Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)

                             (Required by Rule 495)

Item No.                                               Location
----------                                             --------------------

          PART B


Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                    PART A


                          THE VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the variable annuity contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life).

The annuity has 38 Variable Options, each of which invests in one of the Portfolios listed below, and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account may not be available in your state.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

THE ALGER AMERICAN FUND:

Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.:

Davis VA Financial Portfolio
Davis VA Real Estate Portfolio
Davis VA Value Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

Franklin Growth and Income Securities Fund
  (formerly known as the Franklin Growth and Income Fund)
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin U.S. Government Fund
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
  (formerly known as the Templeton Developing Markets Fund)
Templeton Growth Securities Fund
  (formerly known as the Templeton Global Growth Fund)

JP MORGAN SERIES TRUST II:

J.P. Morgan International Opportunities Portfolio
J.P. Morgan U.S. Disciplined Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SELIGMAN PORTFOLIOS, INC.:

Seligman Global Technology Portfolio
Seligman Small-Cap Value Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Global Opportunities Fund
USAllianz VIP Growth Fund
USAllianz VIP Money Market Fund

VAN KAMPEN LIFE INVESTMENT TRUST:

Van Kampen LIT Enterprise Portfolio
Van Kampen LIT Growth and Income Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May __, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 43 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE VARIABLE ANNUITY CONTRACTS:

o        are not bank deposits

o        are not federally insured

o        are not endorsed by any bank or government agency

o        are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May __, 2001.

TABLE OF CONTENTS

Index of Terms                                       4

Summary                                              5

Fee Table                                            6

1. The Variable Annuity Contract                    17

     Ownership                                      17
     Contract Owner                                 17
     Joint Owner                                    17
     Annuitants                                     17
     Beneficiary                                    17
     Assignment                                     18

2. Annuity Payments (The Payout Phase)              18


     Income Date                                    18
     Annuity Payments                               18
     Annuity Options                                18
     Increased Annuity Payment Benefit
         Under Lifetime Annuity Options             18


3. Purchase                                         20
     Purchase Payments                              20
     Allocation of Purchase Payments                20
     Free Look                                      20
     Accumulation Units                             20

4. Investment Options                               21
     Transfers                                      23
     Dollar Cost Averaging Program                  23
     Flexible Rebalancing                           24
     Financial Advisers - Asset
         Allocation Programs                        24
     Voting Privileges                              24
     Substitution                                   25


5. Expenses                                         25
     Mortality and Expense Risk Charge              25
     Guaranteed Value Protection (GVP) Charge       25
     Contract Maintenance Charge                    27
     Administrative Charge in the State of Oregon   27
     Withdrawal Charge                              27
     Partial Withdrawal Privilege                   28
     Waiver of Withdrawal Charge Benefits           28
     Reduction or Elimination of the
         Withdrawal Charge                          28
     Commutation Fee                                28
     Transfer Fee                                   28
     Premium Taxes                                  28
     Income Taxes                                   29
     Portfolio Expenses                             29


6. Taxes                                            29
     Annuity Contracts in General                   29
     Qualified and Non-Qualified Contracts          29
     Multiple Contracts                             29
     Withdrawals-- Non-Qualified Contracts          29
     Withdrawals-- Qualified Contracts              30
     Withdrawals-- Tax-Sheltered Annuities          30
     Death Benefits/Guaranteed Value Protection
         Benefit                                    31
     Diversification                                31

7. Access to Your Money                             31
     Systematic Withdrawal Program                  31
     Minimum Distribution Program                   32
     Suspension of Payments or Transfers            32

8. Performance                                      32


9. Death Benefit                                    33
     Upon Your Death                                33
     Guaranteed Minimum Death Benefits (GMDB)
     Death Benefit Protection                       33
     The Return of Principal Guaranteed
         Minimum Death Benefit                      33
     The Double Principal Guaranteed
         Minimum Death Benefit                      35
     The Earnings Protection Guaranteed
         Minimum Death Benefit                      36
     The Enhanced Guaranteed Minimum
         Death Benefit (Available only in the
         state of Washington)                       37
     Death Benefit Options                          38
     Death of Annuitant                             38


10. Guaranteed Value Protection Benefit (GVP)       38
     Guaranteed Principal Protector Benefit         41
     Guaranteed Performance Accumulator
         Benefit                                    41

11. Other Information                               43
     Allianz Life                                   43
     The Separate Account
     Distribution                                   43
     Administration                                 43
     Financial Statements                           43

Table of Contents of the Statement of
Additional Information                              43

Appendix - Variable Option Investment Objectives    44

INDEX OF TERMS

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                      Page

Accumulation Phase....................17
Accumulation Unit.....................20
Annuitant.............................17
Annuity Options.......................18
Annuity Payments......................18
Annuity Unit..........................20
Beneficiary...........................17
Contract..............................17
Contract Owner........................17
Dimensions Asset Allocation Model.....39
Fixed Account.........................17
Income Date...........................18
Investment Class......................39
Joint Owner...........................17
Net Adjusted Purchase Payments........33
Non-Qualified.........................29
Payout Phase..........................17
Portfolios............................21
Purchase Payment......................20
Qualified.............................29
Target Value..........................25
Tax Deferral..........................17
Variable Option.......................21

SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in 38 Variable Options and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes.

The Contract provides a basic benefit which is a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB). Or if you prefer, in states where they are available, you can choose one of two enhanced death benefits:

oDouble Principal Guaranteed Minimum Death Benefit (Double Principal GMDB)

oEarnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB)


oIn the state of Washington, when available, you can choose between the basic benefit or the Enhanced Guaranteed Minimum Death Benefit
 (Enhanced GMDB) of the greater of the 3% Increase Amount or the Maximum Anniversary Value.

In addition, where available, the Contract provides for Guaranteed Value Protection (GVP) benefits. The basic benefit is the Guaranteed Principal Protector Benefit, or if you prefer, you can elect the Guaranteed Performance Accumulator Benefit. However, if the Contract is not owned by a natural person or a trust for the benefit of a natural person, then the GVP benefits are not available.


The GMDB feature provides for a guaranteed death benefit. The GVP benefit provides a minimum value guarantee at the end of every tenth Contract year. The GVP benefit also guarantees a minimum amount that you can access after the fifth Contract year, regardless of your actual Contract value.

ANNUITY PAYMENTS: If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 5th Contract anniversary. You may elect to receive your Annuity Payments as: a variable payout, a fixed PAYOUT, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios. If you select a lifetime income Annuity Option (Options 1 to 5), the amount available for Annuity Payments is at least 105% of the Contract VALUE, less any premium tax and the pro-rata GVP charge.

PURCHASE: You can buy the Contract with $10,000 or more. Additional Purchase Payments may be made at any time within the first 6 months from the date the Contract is issued. The maximum total Purchase Payments you can put in your Contract without our prior approval is $1,000,000 (including amounts you have already invested in other Allianz Life variable annuities).

INVESTMENT OPTIONS: You can put your money in up to 10 of the Variable Options and/or you can invest in the Allianz Life Fixed Account allocated as you choose.


Or, if you prefer, you may choose to participate in the Dimensions Asset Allocation Model which will be rebalanced quarterly.

The investment returns on the Portfolios are not guaranteed. You can lose money. You can make transfers between investment options as permitted.


EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives THIS charge if the value of your Contract is at least $50,000.


In Oregon, Allianz Life also deducts an administrative charge from your Contract, equal to 0.20% of your Contract value at the end of the Contract Year.


Each year, Allianz Life also deducts a GVP charge during the Accumulation Phase as a percentage of your Contract value at the end of the Contract year. The current percentage will not be greater than 2% of the Contract value if you use the Dimensions Asset Allocation Model. Otherwise, it currently will not be greater than 3% of the Contract value.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the GMDB and GVP you choose.

The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.


                                                                                       Earnings Protection GMDB*
                                                                                       (or the Enhanced GMDB in the
                                 Return of Principal GMDB    Double Principal GMDB*    state of Washington)
------------------------------------------------------------------------------------------------------------

Guaranteed Principal Protector            1.50%                        1.80%                     1.70%

Guaranteed Performance Accumulator        1.70%                        2.00%                     1.90%

*These GMDB's may not be available in all states

If you take money out of the Contract, Allianz Life may assess a withdrawal charge. The withdrawal charge starts at 8% in the first Contract year and declines to 0% after 7 complete Contract years. (A different withdrawal charge applies to liquidations from Annuity Option 6 during the Payout Phase.)


You can currently make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer. Allianz Life reserves the right to restrict the number of transfers to twelve transfers per year and to charge a transfer fee for any transfer.


There are also daily investment charges which range, on an annual basis, from 0.60% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.

TAXES: Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6 on a variable payout basis. Money you take out during the Payout Phase may be subject to a commutation fee for Annuity Options 2 and 4 and a withdrawal charge for Annuity Option 6.


DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Return of Principal GMDB, the Double Principal GMDB or The Earnings Protection GMDB. In the state of Washington, the amount of the death benefit depends on whether you select the Return of Principal GMDB or the Enhanced GMDB. In Oregon, the GVP charges are also refunded at the time of death in the Accumulation Phase.


FREE-LOOK: You can cancel the Contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

                            USAllianz Service Center
                                 300 Berwyn Park
                                  P.O. Box 3031
                              Berwyn, PA 19312-0031
                                 1-800-624-0197

FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Withdrawal Charge* - During
Accumulation Phase                       Withdrawal Charge - During Payout
                                         Phase (as a percentage of total
                                         Purchase Payments) (as a percentage of
                                         amount liquidated under Annuity Option
                                         6, which can begin no earlier than 5
                                         complete Contract years from Contract
                                         issue)

 NUMBER OF COMPLETE                        NUMBER OF COMPLETE
   CONTRACT YEARS                            CONTRACT YEARS
  SINCE ISSUE DATE           CHARGE         SINCE ISSUE DATE             CHARGE
-----------------------------------         -----------------------------------
         0                    8.0%                   5                    4.0%
         1                    7.0%                   6                    3.0%
         2                    7.0%                   7 years or more      0.0%
         3                    6.0%
         4                    5.0%
         5                    4.0%
         6                    3.0%
         7 years or more      0.0%

Commutation Fee - During Payout Phase
 (as a percentage of amount liquidated under Annuity Option 2 or 4: liquidations can be made no earlier than 5 complete years from the Income Date)

           NUMBER OF COMPLETE
               YEARS SINCE
               INCOME DATE             CHARGE
---------------------------------------------
                    5                    7%
                    6                    6%
                    7                    5%
                    8                    4%
                    9                    3%
                   10                    2%
                   11 years or more      1%


Transfer Fee ..........First 12 transfers in a Contract year are currently free.
                       Thereafter, the fee is $25. The maximum the fee can be at any time is $25 for each transfer. Allianz Life reserves the right to restrict the number of transfers to twelve transfers per year and to charge a transfer fee for any transfer. Dollar Cost Averaging transfers, Flexible Rebalancing transfers and quarterly rebalancing transfers are not currently counted.


CONTRACT MAINTENANCE CHARGE**......$40 per Contract per year


ADMINISTRATIVE CHARGE (In Oregon)..0.20% of the Contract value on the last day of each Contract year,annually during the Accumulation Phase.


GUARANTEED VALUE PROTECTION BENEFIT (GVP) CHARGE (as a percentage of the end of year Contract value charged annually during the Accumulation Phase on the last day of each Contract year):

o........If the Dimensions Asset Allocation Model requirements are met: Current charge is not more than 2%.

o        If not,: Current charge is not more than 3%.

o We reserve the right to increase this charge, but can only increase it up to 5%.

SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge***
(collected as a percentage of average daily account value in the Variable
Options)


                                                                                       Earnings Protection GMDB****
                                                                                       (or the Enhanced GMDB in the
                                 Return of Principal GMDB     Double Principal GMDB**** state of Washington)
------------------------------------------------------------------------------------------------------------

Guaranteed Principal Protector            1.50%                        1.80%                     1.70%

Guaranteed Performance Accumulator        1.70%                        2.00%                     1.90%

 * You may make partial withdrawals up to 10% of Purchase Payments in each of the first 5 Contract years and 20% of Purchase Payments in any year after 5 Contract years and no withdrawal charge will be assessed. See "Access to Your Money" for additional options. This free withdrawal privilege is non-cumulative.

** The charge is waived if the value of your Contract is at least $50,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived on all of your Contracts.

*** The mortality and expense risk charge during the Payout Phase is charged daily at an annual rate of 1.50% of average daily account value in the Variable Options, regardless of which benefits you selected.

****These GMDB's may not be available in all states.


FUND ANNUAL EXPENSES

(as a percentage of a Portfolio's average daily net assets for the 1999 fiscal year). See the Portfolio prospectuses for more information.

                                                                                                    Total Fund
                                                                                   Other Expenses    Expenses
                                                                                   (after waivers/(after waivers/
                                                           Management         12b-1reimbursements reimbursements
Portfolio                                                     Fees            Fees   as noted)       as noted)

AIM V.I. Capital Appreciation Fund                               .62%          --          .11%         .73%
AIM V.I. Growth Fund                                             .63%          --          .10%         .73%
AIM V.I. International Equity Fund                               .75%          --          .22%         .97%
AIM V.I. Value Fund                                              .61%          --          .15%         .76%
Alger American Growth Portfolio                                  .75%          --          .04%         .79%
Alger American Leveraged AllCap Portfolio1                       .85%          --          .08%         .93%
Alger American MidCap Growth Portfolio                           .80%          --          .05%         .85%
Alger American Small Capitalization Portfolio                    .85%          --          .05%         .90%
Davis VA Financial Portfolio2                                    .75%          --          .25%        1.00%
Davis VA Real Estate Portfolio2                                  .75%          --          .25%        1.00%
Davis VA Value Portfolio2                                        .75%          --          .25%        1.00%
Franklin Growth and Income Securities Fund, Class 2 3            .47%         .25%         .02%         .74%
Franklin Rising Dividends Securities Fund, Class 2 3             .73%         .25%         .02%        1.00%
Franklin Small Cap Fund, Class 2 3/4/5                           .55%         .25%         .27%        1.07%
Franklin U.S. Government Fund, Class 2 3                         .49%         .25%         .02%         .76%
J.P. Morgan International Opportunities Portfolio6               .60%          --          .60%        1.20%
J.P. Morgan U.S. Disciplined Equity Portfolio6                   .35%          --          .50%         .85%
Mutual Discovery Securities Fund, Class 2 3/5                    .80%         .25%         .21%        1.26%
Mutual Shares Securities Fund, Class 2 3/5/7                     .60%         .25%         .19%        1.04%
Oppenheimer Global Securities Fund/VA                            .67%          --          .02%         .69%
Oppenheimer High Income Fund/VA                                  .74%          --          .01%         .75%
Oppenheimer Main Street Growth & Income Fund/VA                  .73%          --          .05%         .78%
PIMCO VIT High Yield Bond Portfolio8                             .25%          --          .50%         .75%
PIMCO VIT StocksPLUS Growth and Income Portfolio8                .40%          --          .25%         .65%
PIMCO VIT Total Return Bond Portfolio8                           .25%          --          .40%         .65%
Seligman Global Technology Portfolio9                           1.00%          --          .40%        1.40%
Seligman Small-Cap Value Portfolio9                             1.00%          --          .00%        1.00%
SP Jennison International Growth Portfolio10                     .85%         .25%         .54%        1.64%
SP Strategic Partners Focused Growth Portfolio10                 .90%         .25%         .26%        1.41%
Templeton Developing Markets Securities Fund, Class 2 3/5/11    1.25%         .25%         .31%        1.81%
Templeton Growth Securities Fund, Class 2 3/12                   .83%         .25%         .05%        1.13%
USAllianz VIP Diversified Assets Fund13                          .55%         .25%         .20%        1.00%
USAllianz VIP Fixed Income Fund13                                .50%         .25%         .00%         .75%
USAllianz VIP Global Opportunities Fund13                        .95%         .25%         .31%        1.51%
USAllianz VIP Growth Fund13                                      .65%         .25%         .00%         .90%
USAllianz VIP Money Market Fund13                                .35%         .25%         .30%         .90%
Van Kampen LIT Enterprise Portfolio14                            .48%          --          .12%         .60%
Van Kampen LIT Growth & Income Portfolio14                       .43%          --          .32%         .75%

1. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

2. Without reimbursement, other expenses and total operating expenses would have been 3.51% and 4.26%, respectively for the Davis VA Financial Portfolio, 11.16% and 11.91, respectively for the Davis VA Real Estate Portfolio, and 1.54% and 2.29%, respectively for the Davis VA Value Portfolio.

3. For the Portfolios of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. While the maximum amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

5. The Franklin Small Cap Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, and the Templeton Developing Markets Securities Fund incur a portfolio administration fee as a direct expense of the portfolio. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee.

6. Without reimbursement, other expenses and total operating expenses would have been 1.38% and 1.98%, respectively for the J.P. Morgan International Opportunities Portfolio and 0.52% and 0.87%, respectively for the J.P. Morgan U.S. Disciplined Equity Portfolio.

7. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

8. "Other Expenses" reflect a 0.35% administrative fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee and 0.04% representing organizational expenses and pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 1999 would have been 0.75%, 0.65% and 0.69%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

9. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed 0.40%, and to reimburse all expenses of Seligman Small-Cap Value Portfolio, other than management fees, which exceed 1.00%. Without reimbursement, other expenses and total operating expenses would have been 0.41% and 1.41%, respectively, for Seligman Global Technology Portfolio, and 0.41% and 1.41% respectively, for Seligman Small-Cap Value Portfolio. There is no assurance that Seligman will continue this policy in the future.

10. Because this is the first year of operation for all "SP" portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect and the charges with reimbursement are reflected in the table. These expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, total operating expenses would have been 2.24% for the SP Jennison International Growth Portfolio and 1.72% for the SP Strategic Partners Focused Growth Portfolio.

11. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 1.25%, Distribution and Service Fees 0.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.79%.

12. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

13. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the Diversified Assets Fund, 3.77% for the Fixed Income Fund, 2.59% for the Global Opportunities Fund (estimated for 2000), 3.90% for the Growth Fund, and 1.91% for the Money Market Fund (estimated for 2000). The USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund and the USAllianz VIP Growth Fund commenced operations on November 12, 1999, and the USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market Fund commenced operations on January 13, 2000. The expenses shown for these portfolios are therefore estimated for the current fiscal year.

14. If certain expenses had not been assumed by the Adviser, total return would have been lower and total fund expenses would have been 0.62% for the Van Kampen LIT Enterprise Portfolio and 0.92% for the Van Kampen LIT Growth and Income Portfolio.

EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o The GVP charges are not included in examples (a) and (b) below as they are not assessed until your Contract value exceeds your Target Value, accumulated at an annual rate of return of 10% less the mortality and expense risk charge. In examples (a) and (b) below, the Contract value never exceeded the Target Value. However, to show the effect of the maximum GVP charge, examples (c) to (e) reflect the full maximum charge of 5%, even though such charge would not have been made because the Contract value never exceeded the Target Value.


o Examples (a) to (d) do not apply in the state of Oregon. Example (e) applies in the state of Oregon.


o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you make a complete withdrawal at the end of each time period for Contracts with:

(a) the Return of Principal GMDB and Guaranteed Principal Protector (based on the lowest mortality and expense risk charge of 1.50%)

(b) the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 2.00%)


(c) the Earnings Protection GMDB or the Enhanced GMDB in the state of Washington and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge in the state of Washington of 1.90% and based on assessing the maximum GVP charge of 5%)

(d) the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 2.00% and based on assessing the maximum GVP charge of 5%)

(e) in Oregon: the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality andexpense risk charge of 2% and based on assessing the maximum GVP charge of 5%. The 0.20% Administrative Charge is also reflected.)


VARIABLE OPTION                                            1 YEAR         3 YEARS        5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        (a)  $96      (a)$136        (a)$169        (a) $266
                                                          (b)  101      (b)  151       (b)  194       (b)  316
                                                          (c)  151      (c)  293       (c)  418       (c)  698
                                                          (d)  152      (d)  296       (d)  422       (d)  704
                                                          (e)  152      (e)  296       (e)  423       (e)  705
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                     (a)    96      (a)  136       (a)  169       (a)  266
                                                          (b)  101      (b)  151       (b)  194       (b)  316
                                                          (c)  151      (c)  293       (c)  418       (c)  698
                                                          (d)  152      (d)  296       (d)  422       (d)  704
                                                          (e)  152      (e)  296       (e)  423       (e)  705
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                       (a)    98      (a)  143       (a)  182       (a)  291
                                                          (b)  103      (b)  158       (b)  206       (b)  339
                                                          (c)  153      (c)  299       (c)  427       (c)  712
                                                          (d)  154      (d)  302       (d)  431       (d)  717
                                                          (e)  154      (e)  302       (e)  432       (e)  718
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       (a)   96      (a)  137       (a)  171       (a)  270
                                                          (b)  101      (b)  152       (b)  196       (b)  319
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  706
                                                          (e)  152      (e)  297       (e)  424       (e)  707
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                           (a)   96      (a)  138       (a)  173       (a)  273
                                                          (b)  101      (b)  153       (b)  197       (b)  322
                                                          (c)  151      (c)  295       (c)  420       (c)  702
                                                          (d)  152      (d)  297       (d)  424       (d)  707
                                                          (e)  153      (e)  298       (e)  425       (e)  708
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 (a)   98      (a)  142       (a)  180       (a)  287
                                                          (b)  103      (b)  157       (b)  204       (b)  335
                                                          (c)  153      (c)  298       (c)  426       (c)  709
                                                          (d)  154      (d)  301       (d)  429       (d)  715
                                                          (e)  154      (e)  301       (e)  430       (e)  716
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                    (a)   97      (a)  139       (a)  176       (a)  279
                                                          (b)  102      (b)  154       (b)  200       (b)  328
                                                          (c)  152      (c)  296       (c)  423       (c)  705
                                                          (d)  153      (d)  299       (d)  426       (d)  710
                                                          (e)  153      (e)  299       (e)  427       (e)  712
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio             (a)   97      (a)  141       (a)  178       (a)  284
                                                          (b)  102      (b)  156       (b)  203       (b)  332
                                                          (c)  152      (c)  297       (c)  425       (c)  708
                                                          (d)  161      (d)  307       (d)  433       (d)  713
                                                          (e)  154      (e)  300       (e)  429       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                              (a)   98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Real Estate Portfolio                            (a)   98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                  (a)   98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund                (a)   96      (a)  136       (a)  170       (a)  267
                                                          (b)  101      (b)  151       (b)  195       (b)  317
                                                          (c)  151      (c)  293       (c)  419       (c)  699
                                                          (d)  152      (d)  296       (d)  422       (d)  705
                                                          (e)  152      (e)  296       (e)  423       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund                (a)    98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                   (a)   99      (a)  146       (a)  187       (a)  300
                                                          (b)  104      (b)  161       (b)  211       (b)  348
                                                          (c)  154      (c)  302       (c)  431       (c)  717
                                                          (d)  155      (d)  304       (d)  435       (d)  722
                                                          (e)  155      (e)  305       (e)  435       (e)  723
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                             (a)   96      (a)  137       (a)  171       (a)  270
                                                          (b)  101      (b)  152       (b)  196       (b)  319
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  706
                                                          (e)  152      (e)  297       (e)  424       (e)  707
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio         (a)  100      (a)  150       (a)  193       (a)  313
                                                          (b)  105      (b)  165       (b)  217       (b)  360
                                                          (c)  155      (c)  305       (c)  436       (c)  724
                                                          (d)  156      (d)  307       (d)  439       (d)  729
                                                          (e)  156      (e)  308       (e)  440       (e)  730
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio             (a)   97      (a)  139       (a)  176       (a)  279
                                                          (b)  102      (b)  154       (b)  200       (b)  328
                                                          (c)  152      (c)  296       (c)  423       (c)  705
                                                          (d)  153      (d)  299       (d)  426       (d)  710
                                                          (e)  153      (e)  299       (e)  427       (e)  712
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                          (a)  101      (a)  152       (a)  196       (a)  319
                                                          (b)  106      (b)  166       (b)  220       (b)  366
                                                          (c)  156      (c)  306       (c)  438       (c)  727
                                                          (d)  157      (d)  309       (d)  442       (d)  732
                                                          (e)  157      (e)  309       (e)  442       (e)  733
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             (a)   99      (a)  145       (a)  185       (a)  298
                                                          (b)  104      (b)  160       (b)  210       (b)  346
                                                          (c)  154      (c)  301       (c)  430       (c)  715
                                                          (d)  155      (d)  303       (d)  434       (d)  721
                                                          (e)  155      (e)  304       (e)  434       (e)  722
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    (a)    95      (a)  135       (a)  167       (a)  262
                                                          (b)  100      (b)  150       (b)  192       (b)  312
                                                          (c)  150      (c)  292       (c)  417       (c)  696
                                                          (d)  151      (d)  295       (d)  420       (d)  702
                                                          (e)  152      (e)  295       (e)  421       (e)  703
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                          (a)    96      (a)  136       (a)  170       (a)  268
                                                          (b)  101      (b)  151       (b)  195       (b)  318
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  705
                                                          (e)  152      (e)  297       (e)  424       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA          (a)    96      (a)  137       (a)  172       (a)  272
                                                          (b)  101      (b)  152       (b)  197       (b)  321
                                                          (c)  151      (c)  294       (c)  420       (c)  701
                                                          (d)  152      (d)  297       (d)  424       (d)  707
                                                          (e)  152      (e)  297       (e)  425       (e)  708
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Bond Portfolio                      (a)    96      (a)  136       (a)  170       (a)  268
                                                          (b)  101      (b)  151       (b)  195       (b)  318
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  705
                                                          (e)  152      (e)  297       (e)  424       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio         (a)    95      (a)  133       (a)  165       (a)  258
                                                          (b)  100      (b)  148       (b)  191       (b)  308
                                                          (c)  150      (c)  291       (c)  415       (c)  694
                                                          (d)  151      (d)  294       (d)  419       (d)  700
                                                          (e)  151      (e)  294       (e)  420       (e)  701
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Bond Portfolio                    (a)    95      (a)  133       (a)  165       (a)  258
                                                          (b)  100      (b)  148       (b)  191       (b)  308
                                                          (c)  150      (c)  291       (c)  415       (c)  694
                                                          (d)  151      (d)  294       (d)  419       (d)  700
                                                          (e)  151      (e)  294       (e)  420       (e)  701
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                      (a)  102      (a)  156       (a)  203       (a)  332
                                                          (b)  107      (b)  170       (b)  227       (b)  378
                                                          (c)  157      (c)  310       (c)  443       (c)  734
                                                          (d)  158      (d)  312       (d)  447       (d)  739
                                                          (e)  158      (e)  313       (e)  448       (e)  740
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                       (a)    98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio                (a)  105      (a)  163       (a)  214       (a)  355
                                                          (b)  110      (b)  177       (b)  238       (b)  400
                                                          (c)  159      (c)  316       (c)  452       (c)  746
                                                          (d)  160      (d)  318       (d)  455       (d)  751
                                                          (e)  161      (e)  319       (e)  456       (e)  752
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio            (a)  102      (a)  156       (a)  203       (a)  333
                                                          (b)  107      (b)  171       (b)  227       (b)  379
                                                          (c)  157      (c)  310       (c)  443       (c)  735
                                                          (d)  158      (d)  313       (d)  447       (d)  740
                                                          (e)  158      (e)  313       (e)  448       (e)  741
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              (a)  106      (a)  168       (a)  223       (a)  370
                                                          (b)  111      (b)  182       (b)  246       (b)  414
                                                          (c)  161      (c)  320       (c)  458       (c)  754
                                                          (d)  162      (d)  323       (d)  462       (d)  759
                                                          (e)  162      (e)  323       (e)  462       (e)  760
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          (a)  100      (a)  148       (a)  190       (a)  306
                                                          (b)  105      (b)  163       (b)  214       (b)  354
                                                          (c)  155      (c)  303       (c)  433       (c)  720
                                                          (d)  156      (d)  306       (d)  437       (d)  725
                                                          (e)  156      (e)  306       (e)  438       (e)  726
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                    (a)    98      (a)  144       (a)  183       (a)  294
                                                          (b)  103      (b)  159       (b)  208       (b)  342
                                                          (c)  153      (c)  300       (c)  428       (c)  713
                                                          (d)  154      (d)  302       (d)  432       (d)  718
                                                          (e)  155      (e)  303       (e)  433       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                           (a)   96      (a)  136       (a)  170       (a)  268
                                                          (b)  101      (b)  151       (b)  195       (b)  318
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  705
                                                          (e)  152      (e)  297       (e)  424       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Global Opportunities Fund                   (a)  103      (a)  159       (a)  208       (a)  343
                                                          (b)  108      (b)  174       (b)  232       (b)  388
                                                          (c)  158      (c)  313       (c)  447       (c)  740
                                                          (d)  159      (d)  315      (d)  451        (d)  745
                                                          (e)  159      (e)  316       (e)  452       (e)  746
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                                (a)    97      (a)  141       (a)  178       (a)  284
                                                          (b)  102      (b)  156       (b)  203       (b)  332
                                                          (c)  152      (c)  297       (c)  425       (c)  708
                                                          (d)  153      (d)  300       (d)  428       (d)  713
                                                          (e)  154      (e)  300       (e)  429       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Money Market Fund                          (a)    97      (a)  141       (a)  178       (a)  284
                                                          (b)  102      (b)  156       (b)  203       (b)  332
                                                          (c)  152      (c)  297       (c)  425       (c)  708
                                                          (d)  153      (d)  300       (d)  428       (d)  713
                                                          (e)  154      (e)  300       (e)  429       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio                      (a)    94      (a)  132       (a)  163       (a)  253
                                                          (b)   99      (b)  147       (b)  188       (b)  303
                                                          (c)  150      (c)  290       (c)  413       (c)  691
                                                          (d)  151      (d)  292       (d)  417       (d)  697
                                                          (e)  151      (e)  293       (e)  418       (e)  698
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio                 (a)    96      (a)  136       (a)  170       (a)  268
                                                          (b)  101      (b)  151       (b)  195       (b)  318
                                                          (c)  151      (c)  294       (c)  419       (c)  700
                                                          (d)  152      (d)  296       (d)  423       (d)  705
                                                          (e)  152      (e)  297       (e)  424       (e)  706
------------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not make a complete withdrawal or if you apply your Contract value to an Annuity Option for Contracts with:

(a) the Return of Principal GMDB and Guaranteed Principal Protector (based on the lowest mortality and expense risk charge of 1.50%)

(b) the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 2.00%)


(c) the Earnings Protection GMDB or the Enhanced GMDB in the state of Washington and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge in the state of Washington of 1.90% and based on assessing the maximum GVP charge of 5%)

(d) the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 2.00% and based on assessing the maximum GVP charge of 5%)

(e) in Oregon: the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 2% and based on assessing the maximum GVP charge of 5%. The 0.20% Administrative Charge is also reflected.)

VARIABLE OPTION                                            1 YEAR        3 YEARS         5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         (a)$24         (a)$73       (a)$124        (a)$266
                                                           (b)  29        (b)  88      (b)  149       (b)  316
                                                           (c)  79        (c)230       (c)  373       (c)  698
                                                           (d)  80        (d)233       (d)  377       (d)  704
                                                           (e)  80        (e)233       (e)  378       (e)  705
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                       (a)  24        (a)  73      (a)  124       (a)  266
                                                           (b)  29        (b)  88      (b)  149       (b)  316
                                                           (c)  79        (c)230       (c)  373       (c)  698
                                                           (d)  80        (d)233       (d)  377       (d)  704
                                                           (e)  80        (e)233       (e)  378       (e)  705
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                         (a)  26        (a) 80       (a)  137       (a)  291
                                                           (b)  31        (b) 95       (b)  161       (b)  339
                                                           (c)  81        (c)236       (c)  382       (c)  712
                                                           (d)  82        (d)239       (d)  386       (d)  717
                                                           (e)  82        (e)239       (e)  387       (e)  718
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                        (a)  24       (a)  74       (a)  126       (a)  270
                                                           (b)  29       (b)  89       (b)  151       (b)  319
                                                           (c)  79        (c)231       (c)  374       (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  706
                                                           (e)  80        (e)234       (e)  379       (e)  707
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            (a)  24        (a) 75       (a)  128       (a)  273
                                                           (b)  29        (b) 90       (b)  152       (b)  322
                                                           (c)  79        (c)232       (c)  375       (c)  702
                                                           (d)  80        (d)234       (d)  379       (d)  707
                                                           (e)  81        (e)235       (e)  380       (e)  708
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  (a)  26        (a) 79       (a)  135       (a)  287
                                                           (b)  31        (b) 94       (b)  159       (b)  335
                                                           (c)  81        (c)235       (c)  381       (c)  709
                                                           (d)  82        (d)238       (d)  384       (d)  715
                                                           (e)  82        (e)238       (e)  385       (e)  716
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                     (a)  25       (a)  76       (a)  131       (a)  279
                                                           (b)  30       (b)  91       (b)  155       (b)  328
                                                           (c)  80        (c)233       (c)  378       (c)  705
                                                           (d)  81        (d)236       (d)  381       (d)  710
                                                           (e)  81        (e)236       (e)  382       (e)  712
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio              (a)  25        (a  78       (a)  133       (a)  284
                                                           (b)  30        (b) 93       (b)  158       (b)  332
                                                           (c)  80        (c)234       (c)  380       (c)  708
                                                           (d)  81        (d)237       (d)  383       (d)  713
                                                           (e)  82        (e)237       (e)  384       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                               (a)  26        (a) 81       (a)  138       (a)  294
                                                           (b)  31        (b) 96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Real Estate Portfolio                             (a)  26       (a)  81       (a)  138       (a)  294
                                                           (b)  31       (b)  96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                   (a)  26       (a)  81       (a)  138       (a)  294
                                                           (b)  31       (b)  96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund                 (a)  24       (a)  73       (a)  125       (a)  267
                                                           (b)  29       (b)  88       (b)  150       (b)  317
                                                           (c)  79        (c)230       (c)  374       (c)  699
                                                           (d)  80        (d)233       (d)  377       (d)  705
                                                           (e)  80        (e)233       (e)  378       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund                  (a)  26       (a)  81       (a)  138       (a)  294
                                                           (b)  31       (b)  96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                    (a)  27       (a)  83       (a)  142       (a)  300
                                                           (b)  32       (b)  98       (b)  166       (b)  348
                                                           (c)  82        (c)239       (c)  396       (c)  717
                                                           (d)  83        (d)241       (d)  390       (d)  722
                                                           (e)  83        (e)242       (e)  390       (e)  723
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                              (a)  24       (a)  74       (a)  126       (a)  270
                                                           (b)  29       (b)  89       (b)  151       (b)  319
                                                           (c)  79        (c)231       (c)  374       (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  706
                                                           (e)  80        (e)234       (e)  379       (e)  707
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio          (a)  28       (a)  87       (a)  148       (a)  313
                                                           (b)  33        (b)102       (b)  172       (b)  360
                                                           (c)  83        (c)242       (c)  391       (c)  724
                                                           (d)  84        (d)244       (d)  394       (d)  729
                                                           (e)  84        (e)245       (e)  395       (e)  730
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio              (a)  25       (a)  76       (a)  131       (a)  279
                                                           (b)  30       (b)  91       (b)  155       (b)  328
                                                           (c)  80        (c)233       (c)  378       (c)  705
                                                           (d)  81        (d)236       (d)  381       (d)  710
                                                           (e)  81        (e)236       (e)  382       (e)  712
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                           (a)  29       (a)  89       (a)  151       (a)  319
                                                           (b)  34        (b)103       (b)  175       (b)  366
                                                           (c)  84        (c)243       (c)  393       (c)  727
                                                           (d)  85        (d)246       (d)  397       (d)  732
                                                           (e)  85        (e)246       (e)  397       (e)  733
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              (a)  27       (a)  82       (a)  140       (a)  298
                                                           (b)  32       (b)  97       (b)  165       (b)  346
                                                           (c)  82        (c)238       (c)  385       (c)  715
                                                           (d)  83        (d)240       (d)  389       (d)  721
                                                           (e)  83        (e)241       (e)  389       (e)  722
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      (a)  23       (a)  72       (a)  122       (a)  262
                                                           (b)  28       (b)  87       (b)  147       (b)  312
                                                           (c)  78        (c)229       (c)  372       (c)  696
                                                           (d)  79        (d)232       (d)  375       (d)  702
                                                           (e)  80        (e)232       (e)  376       (e)  703
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                            (a)  24       (a)  73       (a)  125       (a)  268
                                                           (b)  29       (b)  88       (b)  150       (b)  318
                                                           (c)  79        (c)231       (c)  374       (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  705
                                                           (e)  80        (e)234       (e)  379       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth and Income Fund/VA          (a)  24       (a)  74       (a)  127       (a)  272
                                                           (b)  29       (b)  89       (b)  152       (b)  321
                                                           (c)  79        (c)231       (c)  375       (c)  701
                                                           (d)  80        (d)234       (d)  379       (d)  707
                                                           (e)  80        (e)234       (e)  380       (e)  708
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Bond Portfolio                        (a)  24       (a)  73       (a)  125       (a)  268
                                                           (b)  29       (b)  88       (b)  150       (b)  318
                                                           (c)  79        (c)231       (c)  374       (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  705
                                                           (e)  80        (e)234       (e)  379       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio             (a)  23       (a)  70       (a)  120       (a)  258
                                                           (b)  28       (b)  85       (b)  146       (b)  308
                                                           (c)  78        (c)228       (c)  370       (c)  694
                                                           (d)  79        (d)231       (d)  374       (d)  700
                                                           (e)  79        (e)231       (e)  375       (e)  701
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Bond Portfolio                      (a)  23       (a)  70       (a)  120       (a)  258
                                                           (b)  28       (b)  85       (b)  146       (b)  308
                                                           (c)  78        (c)228       (c)  370       (c)  694
                                                           (d)  79        (d)231       (d)  374       (d)  700
                                                           (e)  79        (e)231       (e)  375       (e)  701
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                       (a)  30       (a)  93       (a)  158       (a)  332
                                                           (b)  35        (b)107       (b)  182       (b)  378
                                                           (c)  85        (c)247       (c)  398       (c)  734
                                                           (d)  86        (d)249       (d)  402       (d)  739
                                                           (e)  86        (e)250       (e)  403       (e)  740
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                         (a)  26       (a)  81       (a)  138       (a)  294
                                                           (b)  31       (b)  96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio                 (a)  33        (a)100       (a)  169       (a)  355
                                                           (b)  38        (b)114       (b)  193       (b)  400
                                                           (c)  87        (c)253       (c)  407       (c)  746
                                                           (d)  88        (d)255       (d)  410       (d)  751
                                                           (e)  89        (e)256       (e)  411       (e)  752
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio             (a)  30       (a)  93       (a)  158       (a)  333
                                                           (b)  35        (b)108       (b)  182       (b)  379
                                                           (c)  85        (c)247       (c)  398       (c)  735
                                                           (d)  86        (d)250       (d)  402       (d)  740
                                                           (e)  86        (e)250       (e)  403       (e)  741
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               (a)  34        (a)105       (a)  178       (a)  370
                                                           (b)  39        (b)119       (b)  201       (b)  414
                                                           (c)  89        (c)257       (c)  413       (c)  754
                                                           (d)  90        (d)260       (d)  417       (d)  759
                                                           (e)  90        (e)260       (e)  417       (e)  760
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           (a)  28       (a)  85       (a)  145       (a)  306
                                                           (b)  33        (b)100       (b)  169       (b)  354
                                                           (c)  83        (c)240       (c)  388       (c)  720
                                                           (d)  84        (d)243       (d)  392       (d)  725
                                                           (e)  84        (e)243       (e)  393       (e)  726
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                      (a)  26       (a)  81       (a)  138       (a)  294
                                                           (b)  31       (b)  96       (b)  163       (b)  342
                                                           (c)  81        (c)237       (c)  383       (c)  713
                                                           (d)  82        (d)239       (d)  387       (d)  718
                                                           (e)  83        (e)240       (e)  388       (e)  720
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                            (a)  24       (a)  73       (a)  125       (a)  268
                                                           (b)  29       (b)  88       (b)  150       (b)  318
                                                           (c)  79        (c)231      (c)  374        (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  705
                                                           (e)  80        (e)234       (e)  379       (e)  706
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Global Opportunities Fund                    (a)  31       (a)  96       (a)  163       (a)  343
                                                           (b)  36        (b)111       (b)  187       (b)  388
                                                           (c)  86        (c)250       (c)  402       (c)  740
                                                           (d)  87        (d)252       (d)  406       (d)  745
                                                           (e)  87        (e)253       (e)  407       (e)  746
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                                  (a)  25       (a)  78       (a)  133       (a)  284
                                                           (b)  30       (b)  93       (b)  158       (b)  332
                                                           (c)  80        (c)234       (c)  380       (c)  708
                                                           (d)  81        (d)237       (d)  383       (d)  713
                                                           (e)  82        (e)237       (e)  384       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Money Market Fund                            (a)  25       (a)  78       (a)  133       (a)  284
                                                           (b)  30       (b)  93       (b)  158       (b)  332
                                                           (c)  80        (c)234       (c)  380       (c)  708
                                                           (d)  81        (d)237       (d)  383       (d)  713
                                                           (e)  82        (e)237       (e)  384       (e)  714
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio                        (a)  22       (a)  69       (a)  118       (a)  253
                                                           (b)  27       (b)  84       (b)  143       (b)  303
                                                           (c)  78        (c)227       (c)  368       (c)  691
                                                           (d)  79        (d)229       (d)  372       (d)  697
                                                           (e)  79        (e)230       (e)  373       (e)  698
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio                   (a)  24       (a)  73       (a)  125       (a)  268
                                                           (b)  29       (b)  88       (b)  150       (b)  318
                                                           (c)  79        (c)231       (c)  374       (c)  700
                                                           (d)  80        (d)233       (d)  378       (d)  705
                                                           (e)  80        (e)234       (e)  379       (e)  706
------------------------------------------------------------------------------------------------------------------------------------

1.THE VARIABLE ANNUITY CONTRACT

This prospectus describes a variable deferred annuity Contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we," "us," and "our" refer to Allianz Life.

o A deferred annuity Contract means that Annuity Payments do not begin until a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and/or the Annuity Payments vary depending on the performance of the underlying Portfolios.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least five years after you buy the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 39 investment choices -- the 38 Variable Options, each of which invests in one Portfolio, and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account may not be available in some states. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future--please contact Allianz Life for the most current terms.


If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time unless you selected the Double Principal GMDB or the Earnings Protection GMDB. If either of these GMBD's are chosen, we have the right to accept the change subject to our underwriting rules at that time. Any change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated. Joint Owners can also be changed under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name the Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is as named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it records the assignment. Allianz Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event. If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.

2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)

INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 5 Contract years after you buy the Contract.

You can choose an Annuity Option and Income Date at any time after the 5th Contract anniversary. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued, or the maximum date permitted under state law.

ANNUITY PAYMENTS

If you select a lifetime income Annuity Option (Options 1 to 5), the amount available for Annuity Payments is 105% of the greater of the Contract value or the GVP guarantee account on the Income Date, less any premium tax and pro-rata GVP charge (See Section 10 - Guaranteed Value Protection Benefit).

The amount available for Annuity Payments on a fixed basis under Annuity Option 6 is the greater of the Contract value or the GVP guarantee account on the Income Date, less any premium tax and pro-rata GVP charge. The amount available for Annuity Payments on a variable basis under Annuity Option 6 is the Contract value on the Income Date, less any premium tax and pro-rata GVP charge.

You may elect to receive your Annuity Payments as:

o        a variable payout,
o        a fixed payout, or
o        a combination of both.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. After the Income Date, you will not be able to make a transfer from a Fixed Annuity Option to a Variable Annuity Option (but can do the reverse).

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three factors:

1. the amount available and the Annuity Option selected for Annuity Payments in the Variable Option(s) on the Income Date;

2.   the assumed investment rate used in the annuity table for the Contract; and

3.   the  performance of the Variable  Option(s) you selected.

You can choose a 3%, 5% or 7% assumed investment rate (AIR). The 5% and 7% AIRs are not available in all states. Using a higher AIR results in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR you selected, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you selected, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other Annuity Option you want and that Allianz Life agrees to provide. You can change your Annuity Option at any time before the Income Date with 30 days notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the Annuitant's death, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year starting 5 years after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed number of Annuity Payments based on the Annuity Payment's current value, to the end of the period certain, commuted at the selected AIR. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed within seven days after your written request is received.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. You select the percentage at the time of annuitization. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the Annuitant's death, commuted as set forth in the Contract.

During the lifetime of the Annuitant or joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year starting 5 years after the Income Date. The liquidation value is equal to the present value of the remaining Guaranteed number of Annuity Payments based on the Annuity Payment's current value, to the end of the period certain, commuted at the selected AIR. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed within seven days after your written request is received.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time proof of the Annuitant's death is received is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Option, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all payments made under this option. For a variable Annuity Option, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of Annuity Units used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 5 to 30. If at the time of the death of the later of the Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have selected to receive payments on a variable basis, you may make a liquidation at least once each Contract year of up to 100% of the total liquidation value in the Contract. The liquidation will be processed within seven days after your written request is received, reduced as set forth in the Contract.


INCREASED ANNUITY PAYMENT BENEFIT UNDER LIFETIME ANNUITY OPTIONS

If you choose a lifetime Annuity Option (Options 1 to 5), you are also the Annuitant and you are 80 years old or younger, you can choose to purchase this benefit subject to our underwriting rules at that time. There is a charge per $100 of your Annuity Payment. This charge varies by the Annuitant's age and gender (where allowed) on the Income Date. The charge per $100 currently has a range of $0.70 to $7.38 with the maximum charge per $100 ranging from $0.95 to $9.97. Under this benefit, you may be eligible for increased Annuity Payments if you become disabled. If the Contract is owned by Joint Owners or if there are joint annuitants, then an owner must be an Annuitant and both Annuitants must be 80 years old or younger in order to purchase this benefit. If the Contract is owned by Joint Owners or by a non-natural person, then all references to you mean the Annuitant.

This benefit may not be available or may be restricted in some states. (Check with your registered representative).

To receive increased Annuity Payments, disability must occur at least two years after the Income Date. Benefits will continue as long as the impairment lasts. The benefit is a constant percentage of the basic Annuity Payment. If you elected to receive payments on a fixed basis, the basic Annuity Payment is the current Annuity Payment. If you elected to receive payments on a variable basis, the basic Annuity Payment is the number of Annuity Units in the current Annuity Payment multiplied by the value of the Annuity Unit on the Income Date. The maximum basic Annuity Payment is $10,000.

The amount of the increased payment is 30% or 60% (20% or 40% if an Annuitant is age 75 or older on the Income Date), depending on the level of impairment, as described in the Contract. The levels are defined by the amount of help you need to perform daily activities, as set forth in your Contract.

To request increased Annuity Payments, we must receive a completed request form which details the level of impairment as explained in your Contract.

If a request is approved, benefits will begin with the first Annuity Payment made 90 days after the request is filed.


3.PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o        the minimum initial payment Allianz Life will accept is $10,000.

o the maximum amount Allianz Life will accept without its prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

o you can make additional Purchase Payments during the first 6 months after your Contract is issued. After the first 6 months, you may no longer add money to your Contract.

Allianz Life may, at its sole discretion, waive the minimum payment requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you cannot be older than 75 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments.

You may elect to allocate your Purchase Payments according to the Dimensions Asset Allocation Model requirements (see Section 10 - Guaranteed Value Protection Benefit).

Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 Variable Options and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a withdrawal charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the charges of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract, we call it an Annuity Unit.

Every business day, we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the mortality and expense risk charge and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Alger American Growth Portfolio is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.41509 Accumulation Units.

4. INVESTMENT OPTIONS

The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios on the following page. Each Portfolio has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future. You can allocate your investment selections under the Dimensions Asset Allocation Model (See Section 10 - Guaranteed Value Protection Benefit.)

YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY. Copies of these prospectuses will be sent to you with your Contract. See the Appendix which contains a summary of investment objectives for each Portfolio.

Investment advisers for each Portfolio are listed on the following page. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment objectives.


A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following is a list of the Portfolios available under the Contract and the investment advisers for each Portfolio:

AVAILABLE PORTFOLIOS                                              INVESTMENT ADVISERS

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Fund                                A I M Advisors, Inc.
AIM V.I. Growth Fund                                              A I M Advisors, Inc.
AIM V.I. International Equity Fund                                A I M Advisors, Inc.
AIM V.I. Value Fund                                               A I M Advisors, Inc.

THE ALGER AMERICAN FUND:

Alger American Growth Portfolio                                   Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                         Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio                            Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio                     Fred Alger Management, Inc.

DAVIS VARIABLE ACCOUNT FUND, INC.:

Davis VA Financial Portfolio                                      Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                                    Davis Selected Advisers, LP
Davis VA Value Portfolio                                          Davis Selected Advisers, LP

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:

Franklin Growth and Income Securities Fund                        Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                         Franklin Advisory Services, LLC
Franklin Small Cap Fund                                           Franklin Advisers, Inc.
Franklin U.S. Government Fund                                     Franklin Advisers, Inc.
Mutual Discovery Securities Fund                                  Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                     Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund                      Templeton Asset Management Ltd.
Templeton Growth Securities Fund                                  Templeton Global Advisors Limited

JP MORGAN SERIES TRUST II:

J.P. Morgan International Opportunities Portfolio                 J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio                     J.P. Morgan Investment Management Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Global Securities Fund/VA                             OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                                   OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA                   OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT High Yield Bond Portfolio                               Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio                  Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                             Pacific Investment Management Company

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio                        Prudential Investments Fund Management LLC
SP Strategic Partners Focused Growth Portfolio                    Prudential Investments Fund Management LLC

SELIGMAN PORTFOLIOS, INC.:

Seligman Global Technology Portfolio                              J. & W. Seligman & Co. Incorporated
Seligman Small-Cap Value Portfolio                                J. & W. Seligman & Co. Incorporated

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz VIP Diversified Assets Fund                             Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                   Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                           Allianz of America, Inc.
USAllianz VIP Growth Fund                                         Allianz of America, Inc.
USAllianz VIP Money Market Fund                                   Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST:

Van Kampen LIT Enterprise Portfolio                               Van Kampen Asset Management Inc.
Van Kampen LIT Growth and Income Portfolio                        Van Kampen Asset Management Inc.

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. If you are following the Dimensions Asset Allocation Model requirements, transfers are subject to additional restrictions (see Section 10 - Guaranteed Value Protection Benefit). Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio investment adviser's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the fund, regardless of their transfer activity.

The following applies to any transfer:

1.   We may not allow you to make transfers during the free look period.

2.   Your request for a transfer must clearly state:

o which Variable Option(s) and/or the Fixed Account is involved in the transfer; and
o    how much the transfer is for.

3. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

4. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.

6. Your right to make transfers is subject to modification if we determine in our sole opinion that the exercise of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Variable Options and could include, but is not limited to:

o        the requirement of a minimum time period between each transfer;


o not accepting a transfer request from an agent acting under a power of attorney or telephone authorization on behalf of more than one Contract Owner; or


o limiting the dollar amount that may be transferred between the Variable Options by a Contract Owner at any one time.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If the transfer is rejected, you will receive a written notification within 5 business days.

Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

TELEPHONE TRANSFERS. You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program (available only if you do not use the Dimensions Asset Allocation Model or the Flexible Rebalancing Program) allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

o    the number of desired transfers have been made;

o you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

o    the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program currently are not taken into account in determining any transfer fee, and you will not be charged additional fees for participating in this program. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


FLEXIBLE REBALANCING


If you are not using the Dimensions Asset Allocation Model and you are not participating in the Dollar Cost Averaging Program, you may choose to have us rebalance your account. Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are currently not taken into account in determining any transfer fee, and you will not be charged additional fees for participating in this program.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. This is a different program from the Dimensions Asset Allocation Model. You can not participate in both an asset allocation program with your financial adviser and the Dimensions Asset Allocation Model. However, you may participate in the Dimensions Asset Allocation Model under the direction of your financial adviser.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION


Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing or tax considerations or investment considerations warrant.


5.EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE.


Each day, Allianz Life makes a deduction for its mortality and expense risk. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The amount of the mortality and expense risk charge depends on whether you select the Return of Principal GMDB, the Double Principal GMDB, the Earnings Protection GMDB, the Enhanced Guaranteed Death Benefit in the state of Washington, the Guaranteed Principal Protector or the Guaranteed Performance Accumulator benefits.


This charge is assessed as a percentage of the average daily value of the Contract value invested in a Variable Option. The table below shows the annual charge applicable to your Contract during the Accumulation Phase as determined by the combination of benefits.

                                                                                       Earnings Protection GMDB*
                                                                                       (or the Enhanced GMDB in the
                                 Return of Principal GMDB     Double Principal GMDB*    state of Washington)
------------------------------------------------------------------------------------------------------------

Guaranteed Principal Protector            1.50%                        1.80%                     1.70%

Guaranteed Performance Accumulator        1.70%                        2.00%                     1.90%

*These GMDB's may not be available in all states

During the Payout Phase, the mortality and expense risk charge is equal to 1.50% of the average daily value of the Contract invested in the Variable Options, regardless of which benefits you selected.

This charge compensates us for the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, GVP benefits, certain expenses including sales expenses, related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

GUARANTEED VALUE PROTECTION BENEFIT (GVP) CHARGE

The charge is a percentage of your Contract value, assessed on the last day of each Contract year during the Accumulation Phase. We will deduct the charge, adjusted for the number of calendar days the GVP coverage was in place (referred to as pro-rata) if you surrender your Contract, when death benefits are paid, when you begin to receive Annuity Payments or when your GVP guarantee account drops to zero or less. If your GVP guarantee account is zero or less for the entire Contract year, the GVP charge will be zero. This charge is deducted from the Variable Options and the Fixed Account proportionally based on the total Contract value.

This charge will differ, largely depending on your Target Value. Your Target Value in the first Contract year is the accumulated value of your Purchase Payments, less partial withdrawals, at an annual rate specified in the Contract. In subsequent Contract years, the Target Value is the Contract value at the end of the prior Contract year, less partial withdrawals made in the Contract Year, accumulated at an annual rate specified in the Contract, to the end of the Contract year.

The annual rate is currently set at 10%, less the mortality and expense risk charge. We may set a higher rate than 10% for new Contracts issued prior to May 1, 2001. If we raise the annual rate, the Target Value will be higher and the charge is assessed in fewer instances. This rate is guaranteed for the first 10 Contract years. We can change this rate for new Contracts and for Contract years after the tenth year. This rate will never be less than 5%. We can also change the number of years for which the rate is guaranteed for new Contracts.

While the GVP benefit is in effect, the charge is as follows:

If the following situation occurs             Then your percentage charge is...


If your Contract value is equal to                           0%
  or less than your Target Value

If your Contract value is twice your minimum value           0%
   guarantee after the fifth Contract year

If you selected the Dimensions Asset Allocation
    Model and

   your Contract value is 100% to 102% of           the percentage result
    your Target Value                               of the excess of your
                                                  Contract value over your
                                                   Target Value (0 to 2%)

   your Contract value is greater than 102%                  2%
   of your Target Value

If you did not select the Dimensions Asset
    Allocation Model and

     your Contract value is 100% to 103% of         the percentage result
     your Target Value                              of the excess of your
                                                  Contract value over your
                                                   Target Value (0 to 3%)

    your Contract value is greater than 103%                 3%
    of your Target Value

The minimum value guarantee for the Guaranteed Principal Protector is the GVP Guarantee account. The minimum value guarantee in the first 10 year period for the Guaranteed Performance Accumulator is the GVP guarantee account. In subsequent ten year periods, the minimum value guarantee for the Guaranteed Performance Accumulator is the greater of the GVP guarantee account or two times the excess of your Purchase Payments over the GVP adjusted partial withdrawals (See Section 10 - Guaranteed Value Protection Benefit).

This charge compensates us for the minimum value guarantee at the end of every 10 Contract years as well as the guarantee of a minimum amount available to you after the fifth Contract year, regardless of your actual Contract value (see
Section 10 - Guaranteed Value Protection Benefit).

If you did not select the Dimensions Asset Allocation Model, we will determine if your asset allocation at the beginning of each Calendar quarter nonetheless meets the Dimensions Asset Allocation Model requirements (but not necessarily the quarterly rebalancing requirement). If so, the GVP charge for that quarter is deemed to be capped currently at 2%. At the time of assessment of the charge, the average for the Contract year is used for the percentage charge cap.

We can change the percentage charge cap of 2% (or 3% if you did not select the Dimensions Asset Allocation Model). The maximum that the percentage charge cap can be is 5%. We have the right to increase the GVP charge. If we do it will never be greater than 5%. If we increase the percentage cap charge, it will be effective on your next Contract anniversary. You will have 30 calendar days from the effective date of the percentage cap increase to cancel the GVP benefit.

The following example is to help you understand how the GVP charge is determined. The facts assumed in the example are purely hypothetical and are for illustration purposes only.


Example

o    You purchased a Contract with a $100,000 Purchase Payment on June 1, 2000

o Your Contract has the Guaranteed Principal Protection benefit and the Return of Principal GMDB (which means the mortality and expense risk charge is 1.50%)

o    You are using the Dimensions Asset Allocation Model

o Your Contract value increases to $110,000 on your first anniversary, June 1, 2001

We calculate your GVP charge on June 1, 2001 as follows:

We first calculate your Target Value as
  Purchase Payment accumulated at
  the annual rate less the mortality and expense risk charge     $108,500

The excess of your Contract value, of $110,000 over your
   your Target Value of $108,500 is                               $1,500.

Your GVP percentage charge is less than 2% at $1500/$110,000        1.36%

Your GVP charge is                                                $1,500.


CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Allianz Life deducts $40 from your Contract as a contract maintenance charge. The charge is assessed on the last day of each Contract year. The charge is deducted pro rata from the Variable Options and the Fixed Account. In some states, this charge is not deducted from the Fixed Account. The charge is for administrative expenses (see above).

If you make a complete withdrawal from your Contract other than on a Contract anniversary, Allianz Life will deduct the contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.

However, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made during the Accumulation Phase, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Allianz Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.


ADMINISTRATIVE CHARGE IN THE STATE OF OREGON

Allianz Life deducts 0.20% of your Contract value on the last day of each Contract year during the Accumulation Phase. We will deduct the charge, adjusted for the number of days the Contract was in effect if you surrender your Contract, when death benefits are paid or when you begin to receive Annuity Payments. This charge is deducted from the Variable Options and the Fixed Account proportionally based on total Contract value.


WITHDRAWAL CHARGE

Withdrawals may be subject to a withdrawal charge.

During the Accumulation Phase, you can  During the Payout Phase under Annuity Option 6, if you choose
make withdrawals from your Contract.    to make a withdrawal from Annuity Option 6, (which can begin no
The charge is:                          earlier than 5 complete Contract years from Contract issue), your withdrawal charge is as follows:

       NUMBER OF COMPLETE                NUMBER OF COMPLETE
         CONTRACT YEARS                    CONTRACT YEARS
        SINCE ISSUE DATE         CHARGE   SINCE ISSUE DATE             CHARGE
---------------------------------------   -----------------------------------
               0                  8.0%           5                     4.0%
               1                  7.0%           6                     3.0%
               2                  7.0%           7 years or more       0.0%
               3                  6.0%
               4                  5.0%
               5                  4.0%
               6                  3.0%
               7 years or more    0.0%

For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount. Example: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00.

However, there is no charge when you make a withdrawal from your Contract after your 7th Contract anniversary. Allianz Life does not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates Allianz Life for expenses associated with selling the Contract.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, you can make multiple withdrawals up to 10% of Purchase Payments during the first five Contract years and 20% of Purchase Payments after five complete Contract years and no withdrawal charge will be deducted from this amount. If you make a withdrawal of more than the amount described above, the excess amount will be subject to the withdrawal charge. If you make a total withdrawal, Allianz Life will assess the withdrawal charge with no reductions for the Partial Withdrawal Privilege. This free withdrawal privilege is non-cumulative.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF WITHDRAWAL CHARGE BENEFITS. Under certain circumstances, after the first Contract year, Allianz Life will permit you to take your money out of the Contract without deducting a withdrawal charge if you or the Joint Owner become confined to a nursing home or hospital for 90 consecutive days.

The waiver will not apply if you were confined to a nursing home or hospital on the date your Contract was issued.

This benefit may not be available in your state. (Check with your registered representative.)

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. Allianz Life may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

COMMUTATION FEE

If you elect Annuity Option 2 or 4 and make a liquidation (allowed 5 years after the Income Date), a commutation fee will be assessed. The fee is a percentage of the amount liquidated and is equal to:

           NUMBER OF COMPLETE
               YEARS SINCE
               INCOME DATE             CHARGE
---------------------------------------------
                    5                    7%
                    6                    6%
                    7                    5%
                    8                    4%
                    9                    3%
                   10                    2%
                   11 years or more      1%

TRANSFER FEE


You can currently make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. Allianz Life reserves the right to restrict the number of transfers to twelve transfers per year and to charge a transfer fee for any transfer. The transfer fee will be deducted from the account (Variable Option or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program, or Flexible Rebalancing or quarterly rebalancing under the Dimensions Asset Allocation Model, it will not currently count in determining the transfer fee.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment or Contract value, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the prospectuses for the Funds.

6.TAXES

NOTE: ALLIANZ LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ALLIANZ LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1.  paid on or after the taxpayer reaches age 591/2;

2.  paid after you die;

3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5.  paid under an immediate annuity; or

6.  which come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

WITHDRAWALS -- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)   paid on or after you reach age 591/2;

2)   paid after you die;

3)   paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)   paid for certain allowable medical expenses (as defined in the Code);

7)   paid pursuant to a qualified domestic relations order;

8)   paid on account of an IRS levy upon the Qualified Contract;

9)   paid from an IRA for medical insurance (as defined in the Code);

10)  paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1.  reaches age 591/2;

2.  leaves his/her job;

3.  dies;

4.  becomes disabled (as that term is defined in the Code); or

5. in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS/GUARANTEED VALUE PROTECTION BENEFIT

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Any amounts credited to the Contract value under a guaranteed value protection benefit in an endorsement to the Contract will be treated for tax purposes as earnings.

If the death benefit endorsements are to be used with a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7.ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

o        by making a partial or total withdrawal;

o        by receiving Annuity Payments; or

o        when a death benefit is paid to your Beneficiary.

In general, withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select variable Annuity Option 2, 4 or 6 (See "Annuity Payments (The Payout Phase)".

When you make a complete withdrawal, you will receive the value of the Contract on the day the withdrawal request is received at the USAllianz Service Center:

o        less any applicable withdrawal charge;

o        less any premium tax;

o        less any contract maintenance charge; and

o        less any pro-rated GVP Charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct Allianz Life otherwise, the partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected.

We will pay the amount of any withdrawal from the Variable Options within seven
(7) days of when we receive your request in good order unless the Suspension of

Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without Allianz Life deducting a withdrawal charge is limited to 10% of your Purchase Payments during the first 5 Contract years and 20% of your Purchase Payments after 5 complete Contract years. This is determined on the last business day prior to the day your request is received. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day. You will not be charged additional fees for participating in this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. Such withdrawals will not be subject to a withdrawal charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed the Partial Withdrawal Privilege when combined with Minimum Distribution withdrawals will be subject to any applicable withdrawal charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz
     Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

8.PERFORMANCE


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk charges and the Portfolio expenses. It does not reflect the deduction of any applicable withdrawal charge, GVP charge, administrative charge, and contract maintenance charge. The deduction of any applicable contract maintenance charges, administrative charges, GVP charges, and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the mortality and expense risk charges, administrative charges, contract maintenance charges, GVP charges, withdrawal charges and the expenses of the Portfolios.


Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.

Allianz Life may advertise the GVP benefit with illustrations showing how the GVP benefit works either with historical performance of specific Portfolios or with a hypothetical return (which rate will not exceed 12%). These illustrations may include hypothetical Contract values, full and partial withdrawal values, death benefits, or GVP guarantee account values. These values will be calculated reflecting the deduction of Portfolio expenses for specific Portfolios, mortality and expense risk charges, administrative charge, contract maintenance charges, and GVP charges. For withdrawal values, the withdrawal charges are also reflected.

9.DEATH BENEFIT

UPON YOUR DEATH


If you or your Joint Owner die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). In the state of Oregon, your death benefit during the Accumulation Phase will also include a refund of GVP charges. If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected.


GUARANTEED MINIMUM DEATH BENEFITS (GMDB) - DEATH BENEFIT PROTECTION


In most states, at the time of application, you must select one of the following death benefits:


o        Return of Principal GMDB

o        Double Principal GMDB

o        Earnings Protection GMDB.


In the state of Washington, you must select between the Return of Principal GMDB or the Enhanced GMDB.


If you don't make a selection, the Return of Principal GMDB is the death benefit.

If the Contract is not owned by a natural person or a trust for the benefit of a natural person, then the GMDB benefits are not available. In such case, the death benefit will be the Contract value (less any taxes owed, less any pro-rated GVP charge) as of the day all claim proofs and payment election forms are received at the USAllianz Service Center.


Once the Contract is issued, this selection cannot be changed. The mortality and expense risk charge is higher for the Double Principal GMDB, the Earnings Protection GMDB, or the Enhanced GMDB. Please refer to the Contract and applicable endorsements in your Contract for specific terms and conditions of the death benefits. THE DOUBLE PRINCIPAL GMDB OR THE EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


THE RETURN OF PRINCIPAL GUARANTEED MINIMUM DEATH BENEFIT

If you select the Return of Principal GMDB, we will pay your Beneficiary the greater of the following amounts, less any applicable premium tax and pro-rata GVP charge:

o The Contract value at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o The Purchase Payments you made, reduced by "adjusted partial withdrawals".

In the first five Contract years, an "adjusted partial withdrawal" is the partial withdrawal (including any withdrawal charges) multiplied by the ratio of
(a) to (b), where

(a) is the death  benefit on the date of (but prior to) the partial  withdrawal;
and

(b) is the Contract value on the date of (but prior to) the partial withdrawal.

After the first five Contract years, an "adjusted partial withdrawal" is equal to (a) plus (b), where

(a) is the partial withdrawal amount (including any withdrawal charges) without adjustment, if total partial withdrawals (including any withdrawal charges) in the Contract year do not exceed 20% of Net Adjusted Purchase Payment; and (b) is the partial withdrawal amount in excess of (a), adjusted in the same manner as described above for partial withdrawals in the first five Contract years.

Net Adjusted Purchase Payment is the sum of Purchase Payments less partial withdrawals adjusted in the same manner as above except that the Net Adjusted Purchase Payment is used in place of the death benefit in the calculation. The Net Adjusted Purchase Payment does not change after the fifth Contract anniversary.

The following examples are to help you understand how the Return of Principal GMDB is determined. The facts assumed in the examples are purely hypothetical and are for illustration purposes only.


EXAMPLES:

o        You purchased a Contract with a payment of $100,000 on January 1, 2001

o On March 1, 2008, your Contract value increases to $160,000.

We calculate the death benefit on March 1, 2008 as The greater of the Purchase Payments paid of $100,000
                      or, the Contract value of $160,000              $160,000.
                                                                      ========
EXAMPLE WITH PARTIAL WITHDRAWAL:

o        You purchased a Contract with a payment of $100,000 on January 1, 2001

o On June 1, 2007, your Contract value grows to $150,000. Your death benefit is $150,000. You take a partial withdrawal of $25,000 (including withdrawal charges), leaving a Contract value of $125,000.

o On March 1, 2008, your Contract value increases to $130,000.

We calculate the death benefit on March 1, 2008 as follows:

        We first calculate the Net Adjusted Purchase Payment on the fifth Contract anniversary as

         the Purchase Payments paid                                                      $100,000

         minus any "adjusted partial withdrawal"                                                0

         for the Net Adjusted Purchase Payment                                           $100,000
                                                                                         ========

          We calculate the death benefit on March 1, 2008, as
         the Purchase Payments                                                           $100,000

         minus any "adjusted partial withdrawals" in the first five
                  Contract years                                                    $           0

         minus any "adjusted partial withdrawals" after the first five years calculated as (a) + (b), where
                  (a) the lesser of the partial withdrawal of $25,000
                           or 20% of 100,000 = 20,000
                  (b) the adjusted excess of the partial withdrawal over (a)
                           (25,000-20,000) x death benefit/Contract value
                           = $ 5,000                                                    $  25,000

         for a Return of Principal GMDB of                                               $ 75,000
                                                                                         ========

         Your death benefit is the greater of the Contract value of $130,000
                  or the Return of Principal GMDB                                       $130,000.
                                                                                         ========


THE DOUBLE PRINCIPAL GUARANTEED MINIMUM DEATH BENEFIT

If you select the Double Principal GMDB, we will pay your Beneficiary the greatest of the following amounts, less any applicable premium tax and pro-rata GVP charge:

o The Contract value at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o The greatest Contract value at Contract issue and on each Contract anniversary, until your 81st birthday or date of death, reduced by subsequent "adjusted partial withdrawals"; or

o After the first 5 Contract years, twice the excess of the total amount of Purchase Payments over "adjusted partial withdrawals," on the date of death.

The following examples are to help you understand how the Double Principal GMDB is determined. The facts assumed in the examples are purely hypothetical and are for illustration purposes only.


EXAMPLES:

o You purchase a Contract with a payment of $100,000 on January 1, 2001.

o Your greatest Contract value on each Contract anniversary is $120,000.

o On March 1, 2008, your Contract value increases to $160,000.

We calculate your death benefit on March 1, 2008 as the greatest of:

         Your Contract value on March 1, 2008 or                                         $160,000

         Your greatest Contract value on each Contract anniversary or                    $120,000

         2 x your Purchase Payments of $100,000                                          $200,000

              For a death benefit of                                                    $200,000.
                                                                                         ========


EXAMPLE WITH PARTIAL WITHDRAWAL:

o You purchase a Contract with a payment of $100,000 on February 1, 2001.

o Your greatest Contract value on each Contract anniversary is $120,000.

o On June 1, 2007, your Contract value grows to $150,000. Your death benefit is $200,000. You take a partial withdrawal (including withdrawal charges) of $25,000, leaving a Contract value of $125,000.

o On March 1, 2008, your Contract value increases to $130,000.

We calculate your death benefit on March 1, 2008 as follows

o        Your Contract value on March 1, 2008                                            $130,000

o        Your greatest Contract value on each Contract anniversary is                    $120,000

         minus any "adjusted partial withdrawals" after the first five years calculated as (a) + (b), where
                  (a) the lesser of the partial withdrawal of $25,000
                           or 20% of 100,000 = 20,000
                  (b) the adjusted excess of the partial withdrawal over (a)
                           =   ( 25,000 - 20,000)  x   200,000/150,000
                           =   $6,666.67                                              $ 26,666.67

                  for  the adjusted value to be                                       $ 93,333.33
                                                                                       ==========

o        Your Purchase Payments                                                          $100,000

         minus "adjusted partial withdrawals" after the 5th year
                        calculated as above                                           $ 26,666.67

         results in                                                                   $ 73,333.33

         times 2                                                                      $146,666.66
                                                                                       ==========

Your death benefit is                                                                 $146,666.66
                                                                                       ==========


THE EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

If you select the Earnings Protection GMDB, we will pay your Beneficiary the greater of the following amounts, less any applicable premium tax and pro-rata GVP charge:

o        The Return of Principal GMDB

o        The result of (a) plus (b), where

(a)is the value of your Contract value at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; and

(b)is  40% (or 25% if you are  over age 70 at  issue ) of the  lesser  of (i) or
(ii), where

       (i) is the Contract value minus the total Purchase Payments, and;

       (ii) is the total Purchase Payments less "adjusted partial withdrawals" as calculated in the Return of Principal GMDB

The following examples are to help you understand how the Earnings Protection GMDB is determined. The facts assumed in the examples are purely hypothetical and are for illustration purposes only.


EXAMPLES:

o        You purchased a Contract with a payment of $100,000 on January 1, 2001

o On March 1, 2008, your Contract value increases to $160,000.

We calculate your death benefit on March 1, 2008 as

         The greater of your Purchase Payments                                           $100,000
                                                                                         ========

         Or the result of the following calculation:

                 The Contract value of  $160,000                                      $160,000.00

                  Minus total Purchase Payments of $100,000                           $100,000.00

                  The result times 40% = 60,000 x .4                               $       24,000

                  Plus your Contract value of $160,000                              $     184,000
                                                                                        =========

         For a death benefit of                                                     $    184,000.
                                                                                        =========

EXAMPLE WITH PARTIAL WITHDRAWAL:

o You purchased a Contract with a payment of $100,000 on January 1, 2001.

o On June 1, 2007, your Contract value grows to $150,000. You take a partial withdrawal (including any withdrawal charges) of $25,000, leaving a Contract value of $125,000.

o On March 1, 2008, your Contract Value increases to $130,000.

We calculate the death benefit on March 1, 2008 as follows:

         We calculate the total amount of Purchase Payments less "adjusted partial withdrawals" in the same manner as indicated in
         the Return of Principal GMDB Example on March 1, 2008                         $   75,000
                                                                                         ========

         We take the Contract value                                                     $ 130,000

         minus Purchase Payments                                                        $ 100,000

         the result times 40% = 30,000 x .4                                            $   12,000

         We add this amount to the Contract Value of $130,000                           $142,000.
                                                                                         ========

         Your death benefit is the Earnings Protection GMDB, calculated as
                  the greater of  $75,000 or $142,000                                    $142,000
                                                                                         ========


THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (Available only in the state of Washington)

If you select the Enhanced GMDB, we will pay your Beneficiary the greater of the following amounts, less any pro-rata GVP charge:

o The Contract value at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o        The 3%-Annual-Increase Amount

o The greatest Contract value on each Contract anniversary, until your 81st birthday or date of death, reduced by subsequent "adjusted partial withdrawals".

The 3%-Annual-Increase Amount at Contract issue is the Purchase Payment. During a Contract year, it is the excess of the 3%-Annual-Increase Amount on the previous Contract anniversary (or Contract issue) over any "adjusted partial withdrawals" in the year. On a Contract anniversary, it is equal to the excess described above, multiplied by 1.03.

Examples:

o You purchase a Contract with a payment of $100,000 on January 1, 2001.

o Your greatest Contract value on each Contract anniversary is $120,000.

o On March 1, 2008, your Contract value increases to $160,000.

We calculate your death benefit on March 1, 2008 as the greatest of:

         Your Contract value on March 1, 2008                                           $160,000

         Your 3%-Annual-Increase Amount
                  = $100,000 accumulated at 3% for 7 years                              $122,987.39

         Your greatest Contract value on each Contract anniversary                      $120,000

         For a death benefit of                                                         $160,000.
                                                                                        ========

Example with partial withdrawal:

o You purchase a Contract with a payment of $100,000 on January 1, 2001.

o Your greatest Contract value on each Contract anniversary is $120,000.

o On June 1, 2007, your Contract value grows to $150,000. You take a partial withdrawal (including withdrawal charges) of $25,000, leaving a Contract value of $125,000.

o On March 1, 2008, your Contract value increases to $130,000.


We calculate your death benefit on March 1, 2008 as the greatest of
         Your Contract value on March 1, 2008                                           $130,000

         Your 3%-Annual-Increase Amount
                  Your 3%-Annual-Increase Amount on January 1, 2007 = $100,000
                  accumulated at 3% for 6 years = 119,405.23 Your
                  3%-Annual-Increase Amount on January 1, 2007
                           Minus partial withdrawals in 2007
                  = 119,405.23 - 25,000 = 94,405.23
                  This result x 1.03                              $ 97,237.74

         Your greatest Contract value on each Contract anniversary $120,000.

         For a death benefit of                                    $130,000.
                                                                    ========

Any part of the death benefit amount that had been invested in the Variable Options remains in the Variable Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Variable Options will be subject to investment risk which will be borne by the Beneficiary.

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

A Beneficiary must request that the death benefit be paid under one of the death benefit options described below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. With respect to the Earnings Protection GMDB, the Contract value is treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

DEATH BENEFIT OPTIONS:

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of a Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant, unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. GUARANTEED VALUE PROTECTION BENEFIT (GVP)

The Guaranteed Value Protection benefit provides a minimum value guarantee at the end of every 10 Contract years as well as the guarantee of a minimum amount available to you after the fifth Contract year, regardless of your Contract value. At time of application, you must select one of the following:

o        The Guaranteed Principal Protector benefit, or

o        The Guaranteed Performance Accumulator benefit

If you don't make a selection, the Guaranteed Principal Protector benefit will be the GVP benefit.

If the Contract is not owned by a natural person or a trust for the benefit of a natural person, then the GVP benefits are not available. THE GVP BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE. IN SOME STATES, THE GUARANTEED PERFORMANCE ACCUMULATOR BENEFIT MAY NOT BE AVAILABLE WITH ALL DEATH BENEFIT OPTIONS. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

You cannot change this selection after the Contract is issued. You can terminate your GVP within 30 days after the first Contract anniversary, the tenth Contract anniversary and every ten years after that. You will also be able to terminate your GVP benefit within 30 days of an increase in the GVP percentage charge cap which would take place at the next Contract anniversary. If you do so, your GVP charge will no longer be assessed. If you had selected the Guaranteed


Performance Accumulator, and the benefit has terminated, your mortality and expense risk charge will decrease to 1.50% with the Return of Principal GMDB or 1.80% with the Double Principal GMDB or 1.70% with the Earnings Protection GMDB or with the Enhanced GMDB (in the state of Washington).


Please refer to the endorsements to your Contract for the specific terms and conditions of the Guaranteed Principal Protector benefit and the Guaranteed Performance Accumulator benefit.

You can elect to be in the Dimensions Asset Allocation Model. The percentages for each investment class can be found in the application. This can be built to fit your investment profile. You can also choose the Portfolios within the same Investment Class that best suit your needs. Quarterly rebalancing automatically occurs on March 20, June 20, September 20 and December 20 to maintain your allocations within the model. If these days do not fall on a business day, the rebalancing will take place on the next business day.

We can change the percentages within the Dimensions Asset Allocation Model. You will be notified of this change if your current model needs to be adjusted to fit the new model.

Currently, there are six Investment Classes into one of which each Portfolio is assigned. The number and description of these classes can be changed in the future. These Investment Classes are as follows:

Investment Class                                 Portfolio
----------------------------------------------------------
Aggressive Growth                   AIM V.I. Capital Appreciation Fund
                                    Alger American Leveraged AllCap Portfolio
                                    Alger American Small Capitalization Portfolio
                                    Franklin Small Cap Fund
                                    Seligman Global Technology Portfolio
                                    Seligman Small-Cap Value Portfolio

International Growth                AIM V.I. International Equity Fund
                                    J.P. Morgan International Opportunities Portfolio
                                    Mutual Discovery Securities Fund
                                    Oppenheimer Global Securities Fund/VA
                                    SP Jennison International Growth Portfolio
                                    Templeton Developing Markets Securities Fund
                                    Templeton Growth Securities Fund
                                    USAllianz VIP Global Opportunities Fund

Domestic Growth                     AIM V.I. Growth Fund
                                    AIM V.I. Value Fund
                                    Alger American Growth Portfolio
                                    Alger American MidCap Growth Portfolio Davis
                                    VA Financial Portfolio Davis VA Value
                                    Portfolio SP Strategic Partners Focused
                                    Growth Portfolio USAllianz VIP Growth Fund
                                    Van Kampen LIT Enterprise Portfolio

Growth and Income                   Davis VA Real Estate Portfolio
                                    Franklin Growth and Income Securities Fund
                                    Franklin Rising Dividends Securities Fund
                                    J.P. Morgan U.S. Disciplined Equity Portfolio
                                    Mutual Shares Securities Fund
                                    Oppenheimer Main Street Growth & Income Fund/VA
                                    PIMCO VIT StocksPLUS Growth and Income Portfolio
                                    USAllianz VIP Diversified Assets Fund
                                    Van Kampen LIT Growth and Income Portfolio

Bonds                               Franklin U.S. Government Fund
                                    Oppenheimer High Income Fund/VA
                                    PIMCO VIT High Yield Bond Portfolio
                                    PIMCO VIT Total Return Bond Portfolio

Conservative Fixed Income.          USAllianz VIP Fixed Income Fund
                                    USAllianz VIP Money Market Fund
                                    Fixed Account

You can change your percentages within the requirements of the Dimensions Asset Allocation Model. You can also terminate your participation in the Dimensions Asset Allocation Model. If you do not select the Dimensions Asset Allocation Model at the time that the Contract is issued, you will not be able to change to this model at a later date.

If you selected the Dimensions Asset Allocation Model, you can make transfers among the Portfolios within each Investment Class. If you make a transfer, Rebalancing will be done according to your original allocations unless you request a change in asset allocation. If you transfer money from a Portfolio in an Investment Class to a Portfolio in another Investment Class, you will have moved out of the Dimensions Asset Allocation Model.

You have 60 calendar days to return to the Dimensions Asset Allocation Model. After the 60 day period, you will not be able to get into the Dimensions Asset Allocation Model again.

Your GVP charges are lower if you are using the Dimensions Asset Allocation Model. If you move out of the Dimensions Asset Allocation Model, you will be notified of the transaction and increase in the GVP charge. The increased charge will be effective immediately, if applicable (see Section 5 - Guaranteed Value Protection Benefit Charge).

If you selected the Dimensions Asset Allocation Model, you will not be able to participate in the Dollar Cost Averaging Program or Flexible Rebalancing Program.

GUARANTEED PRINCIPAL PROTECTOR BENEFIT (GP PROTECTION)

The Guaranteed Principal Protector provides the following benefits after the fifth Contract year:

(1) Each year, you may take up to 20% of your Net Adjusted Purchase Payment in partial withdrawals (without any withdrawal charges), until your GVP guarantee account is exhausted;

(2) You can choose to start receiving income from any of the life income Annuity Options (Options 1 to 5) or a period certain income under the fixed Annuity Option 6, with the amount available to purchase the option equal to at least your GVP guarantee account (or 105% of your GVP Guarantee account, if a lifetime Annuity Option is selected), less applicable premium taxes and pro-rata GVP charges;

(3) On the tenth anniversary and every ten years after that, your Contract value will be increased to the GVP guarantee account amount, if greater.

Your GVP guarantee account is established on the fifth Contract anniversary with an amount equal to the Net Adjusted Purchase Payment at that time. This account is then reduced by "GVP adjusted partial withdrawals", calculated in the same manner as the "adjusted partial withdrawals" except that the greater of the Contract value and the GVP guarantee account is used in place of the death benefit in the calculation (See Section 9 - Death Benefit).

The following example is to help you understand how the Guaranteed Principal Protector benefit is determined. The facts assumed in the example are purely hypothetical and are for illustration purposes only.


EXAMPLE:

o   You purchased a Contract with a payment of $100,000 on January 1, 2001

o On January 1, 2006, your Contract value increases to $150,000. You take a partial withdrawal of $25,000, leaving a Contract value of $125,000.

o On January 1, 2011, your Contract value is $50,000.

On January 1, 2011, your GVP guarantee account is calculated as follows:

Your GVP guarantee account on the 5th Contract anniversary                                   $100,000

Minus "GVP adjusted partial withdrawals"
         As calculated in the Return of Principal GMDB Example:                               25,000

Resulting in                                                                                 $ 75,000
                                                                                             =========

Because this value is greater than your Contract value, your Contract value is increased to $75,000 on January 1, 2011.


GUARANTEED PERFORMANCE ACCUMULATOR BENEFIT

The Guaranteed Performance Accumulator Benefit provides the following benefits after the fifth Contract year:

(1) Each year, you may take up to 20% of your GVP value in partial withdrawals without any withdrawal charges, until your GVP guarantee account is exhausted. After the tenth Contract year, and after you have taken 20% of your GVP value in partial withdrawals, you can also take up to 20% of the earnings of the previous Contract year without reducing your GVP guarantee account.

(2) You can choose to start receiving income from any of the life income Annuity Options (Options 1 to 5) or a period certain income under the fixed Annuity Option 6, with the amount available to purchase the option equal to at least your GVP guarantee account (or 105% of your GVP guarantee account, if a lifetime Annuity Option is selected), less applicable premium taxes and pro-rata GVP charges.


(3) On the tenth anniversary and every 10 years after that, your Contract value will be increased to the value of your GVP guarantee account, if greater.


(4) If, however, your Contract value on the tenth anniversary and every 10 years after that is greater than the GVP guarantee account (prior to adjustment), your GVP guarantee account and your GVP value will be increased to the Contract value.

(5) On the twentieth anniversary (and every 10 year anniversary after that), your GVP guarantee account, your GVP value and your Contract value will be increased to twice the excess of your total Purchase Payments over your "GVP adjusted partial withdrawals", if this amount is greater.

Your GVP value and your GVP guarantee account are established on the fifth Contract anniversary with an amount equal to the Net Adjusted Purchase Payments at that time. This account is then reduced by "GVP adjusted partial withdrawals" and increased as indicated in (4) and (5) above. The "GVP adjusted partial withdrawals" are calculated in the same manner as the "adjusted partial withdrawals" except that the greater of the Contract Value or the Guaranteed Performance Accumulator benefit is used in place of the death benefit in the calculation.

The following example is to help you understand how the Guaranteed Performance Accumulator benefit is determined. The facts assumed in the example are purely hypothetical and are for illustration purposes only.



EXAMPLE:

o You purchased a Contract with a payment of $100,000 on January 1, 2001.

o On January 1, 2011, your Contract value is $150,000.

o On January 1, 2012, January 1, 2013, and January 1, 2014, you take a partial withdrawal of $30,000

o On January 1, 2021, your Contract value is $50,000.

Your GVP guarantee account and your GVP value on January 1, 2011 is
the greater of your Purchase Payment or your Contract value at that time                 $150,000

Your GVP guarantee account on January 1, 2021 is

         Your GVP guarantee account on January 1, 2011                                   $150,000

         Minus "GVP adjusted partial withdrawals" Calculated as 3 x 30,000
         (unadjusted because each withdrawal
         is equal to 30,000 = 20% of the GVP value)                                      $ 90,000

         Resulting in                                                                    $ 60,000

On January 1, 2021, we determine if we should increase your Contract value.

         Your Purchase Payments                                                          $100,000

         Minus "GVP adjusted partial withdrawals" as above                                 90,000

         Resulting in                                                                      10,000

         Twice that result is                                                              20,000

Your Contract value on January 1, 2021 of $50,000 is increased to the greater of $20,000 or the GVP guarantee account of $60,000, resulting in a Contract value of $60,000.


11.OTHER INFORMATION

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio. The obligations under the Contracts are obligations of Allianz Life.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, acts as the distributor of the Contracts. USAllianz Investor Services LLC, is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 7.75% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 7.75% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION

Insurance Company...................................2

Experts.............................................2

Legal Opinions......................................2

Distributor.........................................2

Reduction or Elimination of the
Withdrawal Charge...................................2

Calculation of Performance Data.....................3

Federal Tax Status..................................9

Annuity Provisions.................................16

Mortality and Expense Risk Guarantee...............17
Financial Statements...............................17

APPENDIX

VARIABLE OPTION INVESTMENT OBJECTIVES

The investment objectives for each Portfolio are listed below. Additional important information about each Portfolio's investment policies, strategies and risks can be found in the fund prospectuses. Copies of these prospectuses will be sent to you with your Contract. You should read the fund prospectuses carefully and keep them for future reference. The investment return and principal value for each Portfolio will fluctuate with market conditions, and you may have a gain or loss when units are sold.

AIM VARIABLE INSURANCE FUNDS:

The AIM Variable Insurance Funds that are available under the contract are listed below. AIM Advisors, Inc., established in 1976, serves as the fund's investment advisor and currently advises or manages over 120 investment portfolios. The investment objective of each AIM fund listed below may be changed by the Board of Trustees without shareholder approval.

AIM V.I. Capital Appreciation Fund

The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Growth Fund

The fund's investment objective is to seek growth of capital. The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum.

AIM V.I. International Equity Fund

The fund's investment objective is to provide long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. Value Fund

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally.

THE ALGER AMERICAN FUND:

The Alger American Funds that are available under the contract are listed below. Fred Alger Management, Inc., established in 1964, serves as the fund's investment advisor. As of 12/31/99 they manage investments totaling $10.69 billion in mutual fund assets as well as $6.75 billion in other assets.

Alger American Growth Portfolio

The fund seeks long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks which focus on growing companies that generally have broad product lines, markets, financial resources and depth of management.

Alger American Leveraged AllCap Portfolio.

The fund seeks long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks which, under normal circumstances, includes the equity securities of companies of any size which demonstrate promising growth potential.

Alger American MidCap Growth Portfolio

The fund seeks long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks which focus on midsize companies with promising growth potential.

Alger American Small Capitalization Portfolio

The fund seeks long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks which focus on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

DAVIS VARIABLE ACCOUNT FUND, INC.:

Davis Selected Advisers, L.P. serves as the investment adviser for each of the Davis Funds available under this contract. Each of the Davis Funds is managed using the Davis investment philosophy, which stresses a back-to-basics approach using extensive research to buy growing companies at value prices and holding on to them for the long term. The three Davis funds listed below were first offered to the public on July 1, 1999.

Davis VA Financial Portfolio

The Portfolio's investment objective is growth of capital. The fund invests primarily in common stock of financial companies. During normal market conditions, at least 65% of the fund's assets are invested in companies that are "principally engaged" in financial services.

Davis VA Real Estate Portfolio

The Portfolio's investment objective is total return through a combination of growth and income. During normal market conditions, at least 65% of the fund's assets are invested in "real estate securities," which are securities issued by companies that are "principally engaged" in the real estate industry. The fund does not invest directly in real estate.

Davis VA Value Portfolio

The Portfolio's investment objective is growth of capital. The fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion, which Davis believes are of high quality and whose shares are selling at attractive prices. Stocks are selected with the intention of holding them for the long term.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Templeton Variable Insurance Products Trust, formerly Franklin Valuemark Funds, currently consists of 29 separate funds, offering a wide variety of investment choices. Each fund generally has two classes of shares, class 1 and class 2. The funds are generally only available as investment options in variable annuity or variable life insurance contracts. The fund's investment managers and their affiliates manage over $229 billion in assets. The Franklin Templeton portfolios available under this contract are listed below.

Franklin Growth and Income Securities Fund

The fund's principal investment goal is capital appreciation. It's secondary goal is to provide current income. Under normal market conditions, the fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the fund's manager considers to be financially strong, but undervalued by the market.

Franklin Rising Dividends Securities Fund

The fund's investment goal is long-term capital appreciation. The fund will invest primarily in the commons stocks of financially sound companies that have paid consistently rising dividends.

Franklin Small Cap Fund

The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies.

Franklin U.S. Government Fund

The fund's investment goal is income. Under normal market conditions, the fund will invest in a portfolio limited to U.S. Government securities, primarily fixed and variable rate mortgage-backed securities.

Mutual Discovery Securities Fund

The fund's investment goal is capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Mutual Shares Securities Fund

The fund's principal investment goal is capital appreciation with income as a secondary goal. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Templeton Developing Markets Securities Fund

The fund's investment goal is long-term capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

Templeton Growth Securities Fund

The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II:

J.P. Morgan Investment Management Inc. serves as the investment adviser for each of the J.P. Morgan Series Trust II funds available under this contract. J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $373 billion in assets under management, as of September 30, 2000, including assets managed by J.P. Morgan Investment Management, Inc.

J.P. Morgan International Opportunities Portfolio

The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval. The portfolio's assets are invested primarily in companies from developed markets other than the U.S.

J.P. Morgan U.S. Disciplined Equity Portfolio

The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval. The portfolio invests primarily in large-and medium-capitalization U.S. companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Funds, Inc. has been an investment adviser since 1960 and serves as the investment adviser for each of the Oppenheimer Variable Account Funds available under this contract. They manage more than $120 billion in assets, as of March 31, 2000, including other Oppenheimer funds with more than 5 million shareholder accounts.

Oppenheimer Global Securities Fund/VA

The fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The fund invests mainly in common stocks, and can also buy other equity securities including preferred stocks and securities convertible into common stock.

Oppenheimer High Income Fund/VA

The fund seeks a high level of current income from investment in high-yield fixed income securities. The fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

Oppenheimer Main Street Growth & Income Fund/VA

The fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

PIMCO VARIABLE INSURANCE TRUST:

Pacific Investment Management Company LLC (PIMCO), a Delaware limited liability company, serves as the investment adviser for the PIMCO Variable Insurance Trust Portfolios listed below. PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO had approximately $207 billion in assets under management.

PIMCO VIT High Yield Bond Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% or its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P.

PIMCO VIT StocksPLUS Growth and Income Portfolio

The Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to achieve its objective by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

PIMCO VIT Total Return Bond Portfolio

The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% or its assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

THE PRUDENTIAL SERIES FUND, INC.:

The Prudential Series Fund, Inc. currently consists of 37 separate portfolios. The fund offer two classes of shares, class 1 and class 2. Class 2 shares of the funds listed below are available under this contract and are managed by Prudential Investments Fund Management LLC (PIFM). PIFM has served as the manager and administrator to investment companies since 1987 and as of August 31, 2000, manages assets of approximately $76.4 billion.

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers.

SP Strategic Partners Focused Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. This means the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

SELIGMAN PORTFOLIOS, INC.:

Seligman Portfolios Inc. consists of 15 separate portfolios managed by J.& W. Seligman & Co. Incorporated (Seligman). The Portfolios listed below are available under this contract. Seligman was established in 1864 and currently serves as manager to 20 U.S. registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion is assets as of March 31, 2000.

Seligman Global Technology Portfolio

The Portfolio's objective is long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

Seligman Small-Cap Value Portfolio

The Portfolio's objective is long-term capital appreciation. The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization (up to $1 billion) at the time of purchase by the Portfolio.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

Allianz of America, Inc., established in 1976, is the adviser for the funds available under the USAllianz Variable Insurance Products Trust. As of December 31, 1999 they managed more than $21 billion in fixed income, equity and real estate investment. Allianz of America, Inc. is a subsidiary of Allianz AG Holding, one of the world's largest insurance and financial services companies. The following Portfolios are available under this contract and their investment objectives may not be changed without shareholder approval.

USAllianz VIP Diversified Assets Fund

The fund's investment objective is total return consistent with reduction of long-term volatility. The fund normally invests approximately 65% of its total assets in fixed income securities.

USAllianz VIP Fixed Income Fund

The fund's investment objective is to maximize total return with secondary emphasis on income. In pursuit of its objective, the fund normally invests at least 80% of its total assets in fixed income securities rated within the four highest rating categories by a primary credit rating agency.

USAllianz VIP Global Opportunities Fund

The fund's investment objective is long-term growth of capital. In pursuit of its objective, the fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers.

USAllianz VIP Growth Fund

The fund's investment objective is long-term growth of capital. In pursuit of its objective, the fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. Securities market.

USAllianz VIP Money Market Fund

The fund's investment objective is current income consistent with stability of principal. The fund invests substantially all (but not less than 80%) of its total assets in a diversified and liquid portfolio of high quality, money market investments.

VAN KAMPEN LIFE INVESTMENT TRUST:

Van Kampen Asset Management Inc. is the investment adviser for the Portfolios listed below which are offered under the Van Kampen Life Investment Trust. Van Kampen Asset Management Inc. is a wholly owned subsidiary of Van Kampen Investment Inc., a diversified asset management company with more than $90 billion under management or supervision as of December 31, 1999.

Van Kampen LIT Enterprise Portfolio

The Portfolio's investment objective is to seek capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation. The portfolio seeks to achieve its investment objective by investing primarily in common stocks of "growth" companies focusing on those securities believed to offer a combination of strong business fundamentals at an attractive valuation.

Van Kampen LIT Growth and Income Portfolio

The Portfolio's investment objective is to seek long-term growth of capital and income. The portfolio seeks to achieve its investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.




                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                              USALLIANZ DIMENSIONS
                           VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  MAY __, 2001


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY __, 2001, AND MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS

CONTENTS                                       PAGE
Insurance Company...............................2
Experts.........................................2
Legal Opinions..................................2
Distributor.....................................2
Reduction or Elimination of the
 Withdrawal Charge..............................2
Calculation of Performance Data.................3
Federal Tax Status..............................8
Annuity Provisions.............................14
Mortality and Expense Risk Guarantee...........15
Financial Statements...........................15

INSURANCE COMPANY

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++g by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

EXPERTS

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1999 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the withdrawal charge will be determined by the Insurance Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The withdrawal charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the operating expenses of the underlying Portfolios and any applicable withdrawal charge, contract maintenance charge, administrative charge and GVP charge ("Standardized Total Return"). The withdrawal charge, contract maintenance charge, administrative charge and GVP charge deductions are calculated assuming a Contract is fully withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges, administrative charge and any applicable GVP charge and withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



                                  P(1+T)n = ERV

where:

          P    = a hypothetical initial payment of $1,000;

          T    = average annual total return;

          n    = number of years;

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).


The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge, the contract maintenance charge, the administrative charge and the MVPB charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").


Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD


The USAllianz VIP Money Market Fund - The Insurance Company may advertise yield information for the USAllianz VIP Money Market Fund. The USAllianz VIP Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the GVP charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAllianz VIP Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the GVP charge, the administrative charge, and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.


(Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven day period ending September 30, 2000, the USAllianz VIP Money Market Fund had a current yield of 3.42% and an effective yield of 3.48% for Contracts with a mortality and expense risk charge of 1.50% and a current yield of 2.92% and an effective yield of 2.96% for Contracts with a mortality and expense risk charge of 2.00%.

Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the USAllianz VIP Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, GVP charge, the administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


Yield= 2 [((a-b) + 1)6 - 1] cd where:

          a    = net investment income earned during the period by the
                 Variable Option attributable to shares owned by the Portfolio;

          b    = expenses accrued for the period (net of reimbursements);

          c    = the average daily number of accumulation units outstanding during the period;

          d    = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Variable Option (other than the USAllianz VIP Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Portfolios have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed.

Effective May 1, 2000, the Templeton Developing Markets Securities Fund (formerly known as the Templeton Developing Markets Fund, a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Securities Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Securities Fund.

The charts below shows Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods.

o Chart A is for Contracts with the Return of Premium GMDB and the Guaranteed Principal Protector benefit (based on the lowest mortality and expense risk charge of 1.50%) using the Dimensions Asset Allocation Model (assuming a 2% GVP charge).

o Chart B is for Contracts with the Double Principal GMDB and the Guaranteed Performance Accumulator benefit (based on the highest mortality and expense risk charge of 2.00%) using a self-directed asset allocation method (assuming a 3% GVP charge).


o Chart C is for contracts with the Double Principal GMDB and the Guaranteed Performance Accumulator benefit (based on the highest mortality and expense risk charge of 2.00%) and using the maximum possible GVP charge of 5%.



o Chart D is for contracts with the the Earnings Protection GMDB or the Enhanced GMDB in the state of Washington and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge in the state of Washington of 1.90% and based on assessing the maximum GVP charge of 5%)

o Chart E is for contracts in Oregon: the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality expense risk charge of 2% and based on assessing the maximum GVP charge of 5%)

The performance figures in Column I represent performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge and the operating expenses of the Portfolios. Column II represents performance figures for the Accumulation Units which reflects the mortality and expense risk charge, the GVP charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Chart E also reflects the administrative charge in the state of Oregon. Past performance does not guarantee future results.


CHART A
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                                 Column    I                      Column II
                                        Inception                                  Since                                      Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year 5-Year 10-Year Inception
------------------                        ----    ------  ------  ------  -------  --------- ------  ------ ------ ------- ---------

                                                                                                             C>
AIM VI Capital Appreciation Fund         5/5/1993 -12.23%  13.70%  13.74%      N/A   15.61%  -19.53%  10.40% 11.26%    N/A   14.03%
AIM VI Growth Fund                       5/5/1993 -21.67%  11.30%  14.93%      N/A   14.39%  -28.97%   7.97% 12.46%    N/A   12.52%
AIM VI International Equity Fund         5/5/1993 -27.50%   8.00%   9.43%      N/A    9.95%  -34.80%   4.59%  7.37%    N/A    8.49%
AIM VI Value Fund                        5/5/1993 -15.91%  11.96%  14.15%      N/A   15.57%  -23.21%   8.63% 11.67%    N/A   13.39%
Alger American Growth Portfolio          1/9/1989 -16.04%  17.29%  17.42%   18.66%   17.59%  -23.34%  14.06% 14.95% 16.72%   15.97%
Alger American Leveraged AllCap         1/25/1995 -25.95%  26.40%  21.32%      N/A   28.91%  -33.25%  23.28% 18.95%    N/A   26.78%
Portfolio
Alger American MidCap Growth
  Portfolio                              5/3/1993   7.56%  21.49%  17.50%      N/A   20.74%    0.26%  18.31% 15.15%    N/A   18.79%
Alger American Small
   Capitalization                       9/21/1988 -28.28%   4.87%   5.37%   11.88%   14.24%  -35.58%   1.38%  3.44% 10.58%   12.89%
Portfolio
Davis VA Financial Portfolio             7/1/1999  29.03%     N/A     N/A      N/A   12.18%   19.15%     N/A    N/A    N/A    7.29%
Davis VA Real Estate Portfolio           7/1/1999  21.50%     N/A     N/A      N/A    4.97%   11.77%     N/A    N/A    N/A   -0.01%
Davis VA Value Portfolio                 7/1/1999   7.68%     N/A     N/A      N/A    6.34%    0.38%     N/A    N/A    N/A    2.11%
Franklin Growth and Income
  Securities                            1/24/1989  16.05%   7.15%  11.73%   11.83%    9.62%    6.43%   4.45%  9.69% 10.63%    8.45%
  Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.92%   3.55%  12.22%      N/A    9.32%    9.24%   0.73% 10.19%    N/A    8.27%
SecuritiesFund, Class 2
Franklin Small Cap Fund, Class 2        11/1/1995 -16.03%  16.58%  18.43%      N/A   18.11%  -23.33%  14.12% 16.45%    N/A   15.82%
Franklin U.S. Government Fund, Class 2  3/14/1989   9.74%   4.21%   4.46%    6.06%    6.10%    1.30%   1.76%  3.37%  5.44%    5.51%
JP Morgan International Opportunities    1/3/1995 -17.09%   4.81%   5.92%      N/A    6.70%  -24.39%   2.04%  4.23%    N/A    5.40%
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.30%   7.56%  13.16%      N/A   16.07%  -19.60%   4.14% 10.68%    N/A   13.76%
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.57%   7.32%     N/A      N/A    9.91%    1.27%   4.62%    N/A    N/A    7.35%
Class 2
Mutual Shares Securities Fund, Class 2  11/8/1996  11.57%   7.17%     N/A      N/A    9.81%    2.04%   3.72%    N/A    N/A    7.26%
Oppenheimer VA Global Securities Fund   11/12/1990  3.53%  22.02%  20.52%   14.04%   13.85%   -3.77%  18.84% 18.05% 12.82%   12.42%
Oppenheimer VA High Income Fund         4/30/1986  -5.17%  -1.26%   3.85%   10.05%    8.88%  -12.47%  -3.57%  2.17%  8.69%    7.86%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.13%   3.58%  13.61%      N/A   16.86%  -17.43%   0.77% 11.60%    N/A   15.17%
Income Fund
PIMCO VIT High Yield Bond Portfolio     4/30/1998  -3.01%     N/A     N/A      N/A   -0.31%  -10.31%     N/A    N/A    N/A   -2.84%
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-10.84%  10.50%     N/A      N/A   10.49%  -18.14%   7.14%    N/A    N/A    7.13%
Portfolio
PIMCO VIT Total Return Bond Portfolio   12/31/1997  8.03%   4.22%     N/A      N/A    4.22%    0.73%   2.15%    N/A    N/A    2.15%
Seligman Global Technology Portfolio     5/2/1996 -24.88%  29.70%     N/A      N/A   23.17%  -32.18%  26.61%    N/A    N/A   21.03%
Seligman Small Cap Value Portfolio       5/1/1998  31.02%     N/A     N/A      N/A   14.46%   21.10%     N/A    N/A    N/A   10.97%
SP Jennison International Growth        12/15/2000    N/A     N/A     N/A      N/A   -0.41%      N/A     N/A    N/A    N/A   -3.08%
SP Strategic Partners Focused Growth    12/15/2000    N/A     N/A     N/A      N/A   -5.15%      N/A     N/A    N/A    N/A   -7.81%
Templeton Developing Markets            3/15/1994 -30.71%  -6.68%  -2.63%      N/A   -2.58%  -38.01%  -9.93% -4.57%    N/A   -3.99%
Securities Fund, Class 2
Templeton Growth Securities Fund,       3/15/1994  -0.04%   8.51%  11.28%      N/A   10.16%   -7.34%   5.84%  9.24%    N/A    8.63%
Class 2
USAllianz VIP Diversified Assets Fund   11/11/1999  1.97%     N/A     N/A      N/A    3.23%   -5.33%     N/A    N/A    N/A   -2.47%
USAllianz VIP Fixed Income Fund         11/11/1999 10.05%     N/A     N/A      N/A    6.37%    1.30%     N/A    N/A    N/A    0.69%
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.15%      N/A     N/A    N/A    N/A  -23.45%
USAllianz VIP Growth Fund               11/11/1999-11.61%     N/A     N/A      N/A   -4.53%  -18.91%     N/A    N/A    N/A  -10.29%
USAllianz VIP Money Market Fund          2/1/2000   3.50%    **** 7-Day Effective Yield  **** 7-Day Effective
                                                  ****                                      Yield ****
Van Kampen LIT Enterprise Portfolio      4/7/1986 -15.90%   8.70%  14.46%   14.09%   10.03%  -23.20%   5.30% 11.98% 12.65%    8.58%
Van Kampen LIT Growth & Income          12/23/1996 17.57%  13.33%     N/A      N/A   15.24%    7.92%  10.01%    N/A    N/A   12.65%
Portfolio


CHART B
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                             Column I                           Column II
                                        Inception                                  Since                                     Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year 5-Year 10-Year Inception
------------------                        ----    ------  ------  ------  -------  --------- ------  ------ ------ ------- ---------

AIM VI Capital Appreciation Fund         5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -19.97%   9.04% 9.80%      N/A   12.78%
AIM VI Growth Fund                       5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.36%   6.63%10.94%      N/A   11.11%
AIM VI International Equity Fund         5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.16%   3.29% 6.14%      N/A    7.38%
AIM VI Value Fund                        5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.63%   7.29%10.17%      N/A   11.77%
Alger American Growth Portfolio          1/9/1989 -16.46%  16.71%  16.83%   18.07%   17.00%  -23.76%  12.66%13.48%   15.34%   14.60%
Alger American Leveraged AllCap         1/25/1995 -26.31%  25.77%  20.71%      N/A   28.27%  -33.61%  21.78%17.62%      N/A   25.27%
Portfolio
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.27%  16.86%13.85%      N/A   17.25%
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -35.93%   0.11% 2.47%    9.51%   11.67%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   17.23%     N/A   N/A      N/A    6.34%
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    9.97%     N/A   N/A      N/A   -0.89%
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.16%     N/A   N/A      N/A    1.57%
Franklin Growth and Income Securities   1/24/1989  15.47%     6.62% 11.17%  11.27%    9.08%    4.71%   3.52% 8.44%    9.52%    7.36%
Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.33%     3.04% 11.66%     N/A    8.77%    7.48%  -0.17% 8.93%      N/A    7.25%
SecuritiesFund, Class 2
Franklin Small Cap Fund, Class 2        11/1/1995 -16.45%    16.00% 17.84%     N/A   17.52%  -23.75%  13.12%15.13%      N/A   14.30%
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%     3.69% 3.94%    5.53%    5.58%    0.80%   1.23% 2.84%    4.70%    4.81%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.80%   1.13% 3.35%      N/A    4.54%
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.04%   2.84% 9.18%      N/A   12.20%
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.03%     6.79%   N/A      N/A    9.36%    0.73%   3.69%   N/A      N/A    5.98%
Class 2
Mutual Shares Securities Fund, Class 2  11/8/1996  11.01%     6.63%   N/A      N/A    9.27%    0.80%   2.60%   N/A      N/A    6.22%
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.29%  17.39%16.47%   11.68%   11.26%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -12.94%  -4.08% 1.42%    7.60%    6.96%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -17.88%  -0.13%10.33%      N/A   13.93%
Income Fund
PIMCO VIT High Yield Bond Portfolio     4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.79%     N/A   N/A      N/A   -3.36%
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.58%   5.81%   N/A      N/A    5.81%
Portfolio
PIMCO VIT Total Return Bond Portfolio   12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.19%   1.61%   N/A      N/A    1.61%
Seligman Global Technology Portfolio     5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.55%  25.07%   N/A      N/A   19.61%
Seligman Small Cap Value Portfolio       5/1/1998  30.37%     N/A     N/A      N/A   13.89%   19.16%     N/A   N/A      N/A    9.66%
SP Jennison International Growth        12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A   N/A      N/A   -3.10%
SP Strategic Partners Focused Growth    12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A   N/A      N/A   -7.83%
Templeton Developing Markets            3/15/1994 -31.06%    -7.14% -3.11%     N/A   -3.06%  -38.36% -10.75%-5.49%      N/A   -4.93%
Securities Fund, Class 2
Templeton Growth Securities Fund,       3/15/1994  -0.53%     7.96% 10.72%     N/A    9.61%   -7.83%   4.91% 8.02%      N/A    7.45%
Class 2
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.83%     N/A   N/A      N/A   -2.99%
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.80%     N/A   N/A      N/A    0.16%
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A   N/A      N/A  -23.83%
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.35%     N/A   N/A      N/A  -10.77%
USAllianz VIP Money Market Fund          2/1/2000    2.98%     **** 7-Day       **** 7-Day Effective
Effective Yield ****                                Yield ****
Van Kampen LIT Enterprise Portfolio      4/7/1986 -16.32%   8.16%  13.88%   13.52%    9.48%  -23.62%   3.99%10.47%   11.40%    7.39%
Van Kampen LIT Growth & Income          12/23/1996 16.98%  12.76%     N/A      N/A   14.67%    6.18%   8.66%   N/A      N/A   11.19%
Portfolio

CHART C
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                             Column I                            Column II
                                        Inception                                  Since                                     Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year 5-Year 10-Year Inception
------------------                        ----    ------  ------  ------  -------  --------- ------  ------ ------ ------- ---------

AIM VI Capital Appreciation Fund         5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -19.97%   7.46% 8.39%      N/A   11.56%
AIM VI Growth Fund                       5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.36%   5.08% 9.05%      N/A    9.60%
AIM VI International Equity Fund         5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.16%   1.97% 4.88%      N/A    6.21%
AIM VI Value Fund                        5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.63%   5.73% 8.49%      N/A    9.83%
Alger American Growth Portfolio          1/9/1989 -16.46%  16.71%  16.83%   18.07%   17.00%  -23.76%  11.03%12.03%   13.90%   13.01%
Alger American Leveraged AllCap         1/25/1995 -26.31%  25.77%  20.71%      N/A   28.27%  -33.61%  20.04%16.12%      N/A   23.51%
Portfolio
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.27%  15.18%12.62%      N/A   15.35%
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -35.93%  -1.19% 1.69%    8.64%   10.40%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   14.67%     N/A   N/A      N/A    5.58%
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    7.56%     N/A   N/A      N/A   -1.61%
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.16%     N/A   N/A      N/A    1.57%
Franklin Growth and Income Securities   1/24/1989  15.47%   6.62%  11.17%   11.27%    9.08%    2.40%   2.76% 7.41%    8.56%    6.43%
Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.33%   3.04%  11.66%      N/A    8.77%    5.11%  -0.90% 7.54%      N/A    6.27%
SecuritiesFund, Class 2
Franklin Small Cap Fund, Class 2        11/1/1995 -16.45%  16.00%  17.84%      N/A   17.52%  -23.75%  12.31%13.66%      N/A   12.43%
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%   3.69%   3.94%    5.53%    5.58%    0.80%   1.23% 2.84%    4.28%    4.53%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.80%   0.39% 2.90%      N/A    4.17%
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.04%   1.34% 7.32%      N/A   10.23%
Portfolio
Mutual Discovery Securities Fund        11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.73%   2.93%   N/A      N/A    4.68%
Mutual Shares Securities Fund           11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.80%   2.60%   N/A      N/A    5.67%
Mutual Discovery Securities Fund        11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.73%   2.93%   N/A      N/A    4.68%
Mutual Discovery Securities Fund        11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.73%   2.93%   N/A      N/A    4.68%
Mutual Shares Securities Fund           11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.80%   2.60%   N/A      N/A    5.67%
Mutual Shares Securities Fund           11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.80%   2.60%   N/A      N/A    5.67%
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.29%  16.39%14.90%   10.71%   10.13%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -12.94%  -4.08% 1.14%    6.55%    6.21%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -17.88%  -0.87% 8.92%      N/A   12.62%
Income Fund
PIMCO VIT High Yield Bond Portfolio     4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.79%     N/A   N/A      N/A   -3.36%
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.58%   4.27%   N/A      N/A    4.27%
Portfolio
PIMCO VIT Total Return Bond Portfolio   12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.19%   1.61%   N/A      N/A    1.61%
Seligman Global Technology Portfolio     5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.55%  23.29%   N/A      N/A   17.99%
Seligman Small Cap Value Portfolio       5/1/1998  30.37%     N/A     N/A      N/A   13.89%   16.56%     N/A   N/A      N/A    9.01%
SP Jennison International Growth        12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A   N/A      N/A   -3.10%
SP Strategic Partners Focused Growth    12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A   N/A      N/A   -7.83%
Templeton Developing Markets            3/15/1994 -31.06%  -7.14%  -3.11%      N/A   -3.06%  -38.36% -11.42%-6.32%      N/A   -5.84%
Securities Fund, Class 2
Templeton Growth Securities Fund,       3/15/1994  -0.53%   7.96%  10.72%      N/A    9.61%   -7.83%   4.14% 7.09%      N/A    6.19%
Class 2
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.83%     N/A   N/A      N/A   -2.99%
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.80%     N/A   N/A      N/A    0.16%
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A   N/A      N/A  -23.83%
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.35%     N/A   N/A      N/A  -10.77%
USAllianz VIP Money Market Fund          2/1/2000       2.98%  **** 7-Day                     **** 7-Day Effective
                                                  Effective Yield ****                        Yield ****
Van Kampen LIT Enterprise Portfolio      4/7/1986 -16.32%   8.16%  13.88%   13.52%    9.48%  -23.62%   2.47% 8.59%   10.02%    6.31%
Van Kampen LIT Growth & Income          12/23/1996 16.98%  12.76%     N/A      N/A   14.67%    3.84%   7.08%   N/A      N/A    9.61%
Portfolio

CHART D
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                             Column  I                        Column II
                                        Inception                                  Since                                     Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year 5-Year 10-Year Inception
------------------                        ----    ------  ------  ------  -------  --------- ------  ------ ------ ------- ---------

AIM VI Capital Appreciation Fund         5/5/1993 -12.58%  13.25%  13.28%      N/A   15.15%  -19.88%   7.57% 8.50%      N/A   11.67%
AIM VI Growth Fund                       5/5/1993 -21.98%  10.86%  14.47%      N/A   13.93%  -29.28%   5.19% 9.17%      N/A    9.71%
AIM VI International Equity Fund         5/5/1993 -27.78%   7.57%   9.00%      N/A    9.51%  -35.08%   2.08% 4.99%      N/A    6.32%
AIM VI Value Fund                        5/5/1993 -16.25%  11.51%  13.69%      N/A   15.11%  -23.55%   5.84% 8.60%      N/A    9.94%
Alger American Growth Portfolio          1/9/1989 -16.37%  16.82%  16.95%   18.19%   17.12%  -23.67%  11.15%12.15%   14.01%   13.13%
Alger American Leveraged AllCap         1/25/1995 -26.24%  25.90%  20.83%      N/A   28.40%  -33.54%  20.17%16.24%      N/A   23.63%
Portfolio
Alger American MidCap Growth Portfolio   5/3/1993   7.13%  21.01%  17.03%      N/A   20.26%   -0.17%  15.30%12.73%      N/A   15.47%
Alger American Small Capitalization     9/21/1988 -28.56%   4.45%   4.94%   11.43%   13.78%  -35.86%  -1.09% 1.79%    8.75%   10.51%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.51%     N/A     N/A      N/A   11.73%   14.79%     N/A   N/A      N/A    5.69%
Davis VA Real Estate Portfolio           7/1/1999  21.02%     N/A     N/A      N/A    4.56%    7.67%     N/A   N/A      N/A   -1.50%
Davis VA Value Portfolio                 7/1/1999   7.25%     N/A     N/A      N/A    5.92%   -0.05%     N/A   N/A      N/A    1.68%
Franklin Growth and Income Securities   1/24/1989  15.58%   6.72%  11.29%   11.39%    9.19%    2.51%   2.87% 7.52%    8.67%    6.54%
Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.44%   3.14%  11.77%      N/A    8.88%    5.23%  -0.80% 7.65%      N/A    6.37%
SecuritiesFund, Class 2
Franklin Small Cap Fund, Class 2        11/1/1995 -16.36%  16.11%  17.96%      N/A   17.63%  -23.66%  12.42%13.78%      N/A   12.55%
Franklin U.S. Government Fund, Class 2  3/14/1989   9.30%   3.79%   4.04%    5.64%    5.68%    0.90%   1.34% 2.94%    4.38%    4.64%
JP Morgan International Opportunities    1/3/1995 -17.42%   4.39%   5.50%      N/A    6.27%  -24.72%   0.49% 3.01%      N/A    4.27%
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.65%   7.13%  12.71%      N/A   15.61%  -19.95%   1.44% 7.43%      N/A   10.34%
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.14%   6.90%     N/A      N/A    9.47%    0.84%   3.04%   N/A      N/A    4.78%
Class 2
Mutual Shares Securities Fund, Class 2  11/8/1996  11.12%   6.74%     N/A      N/A    9.38%    0.90%   2.71%   N/A      N/A    5.78%
Oppenheimer VA Global Securities Fund   11/12/1990  3.12%  21.54%  20.04%   13.58%   13.39%   -4.18%  16.51%15.01%   10.82%   10.24%
Oppenheimer VA High Income Fund         4/30/1986  -5.55%  -1.65%   3.44%    9.61%    8.44%  -12.85%  -3.98% 1.24%    6.66%    6.32%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.49%   3.17%  13.16%      N/A   16.39%  -17.79%  -0.76% 9.03%      N/A   12.73%
Income Fund
PIMCO VIT High Yield Bond Portfolio     4/30/1998  -3.39%     N/A     N/A      N/A   -0.70%  -10.69%     N/A   N/A      N/A   -3.25%
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.19%  10.06%     N/A      N/A   10.05%  -18.49%   4.38%   N/A      N/A    4.38%
Portfolio
PIMCO VIT Total Return Bond Portfolio   12/31/1997  7.60%   3.80%     N/A      N/A    3.80%    0.30%   1.72%   N/A      N/A    1.71%
Seligman Global Technology Portfolio     5/2/1996 -25.18%  29.19%     N/A      N/A   22.68%  -32.48%  23.41%   N/A      N/A   18.11%
Seligman Small Cap Value Portfolio       5/1/1998  30.50%     N/A     N/A      N/A   14.01%   16.68%     N/A   N/A      N/A    9.13%
SP Jennison International Growth        12/15/2000    N/A     N/A     N/A      N/A   -0.42%      N/A     N/A   N/A      N/A   -3.09%
SP Strategic Partners Focused Growth    12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A   N/A      N/A   -7.83%
Templeton Developing Markets            3/15/1994 -30.99%  -7.05%  -3.02%      N/A   -2.97%  -38.29% -11.33%-6.22%      N/A   -5.74%
Securities Fund, Class 2
Templeton Growth Securities Fund,       3/15/1994  -0.43%   8.07%  10.83%      N/A    9.72%   -7.73%   4.25% 7.20%      N/A    6.30%
Class 2
USAllianz VIP Diversified Assets Fund   11/11/1999  1.57%     N/A     N/A      N/A    2.82%   -5.73%     N/A   N/A      N/A   -2.89%
USAllianz VIP Fixed Income Fund         11/11/1999  9.62%     N/A     N/A      N/A    5.95%    0.90%     N/A   N/A      N/A    0.27%
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.46%      N/A     N/A   N/A      N/A  -23.85%
USAllianz VIP Growth Fund               11/11/1999-11.96%     N/A     N/A      N/A   -4.91%  -19.26%     N/A   N/A      N/A  -10.67%
USAllianz VIP Money Market Fund          2/1/2000      3.09% **** 7-Day                     **** 7-Day Effective
                                                  Effective Yield ****                      Yield ****
Van Kampen LIT Enterprise Portfolio      4/7/1986 -16.24%   8.26%  14.00%   13.63%    9.59%  -23.54%   2.58% 8.71%   10.13%    6.42%
Van Kampen LIT Growth & Income          12/23/1996 17.10%  12.88%     N/A      N/A   14.78%    3.95%   7.19%   N/A      N/A    9.72%
Portfolio

CHART E
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                           Column  I                        Column II
                                        Inception                                  Since                                    Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year 5-Year 10-Year Inception
------------------                        ----    ------  ------  ------  -------  --------- ------  ------ ------ ------- ---------

AIM VI Capital Appreciation Fund         5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -20.14%   7.22% 8.16%      N/A   11.33%
AIM VI Growth Fund                       5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.50%   4.85% 8.82%      N/A    9.38%
AIM VI International Equity Fund         5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.25%   1.75% 4.66%      N/A    6.00%
AIM VI Value Fund                        5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.80%   5.50% 8.26%      N/A    9.60%
Alger American Growth Portfolio          1/9/1989 -16.46%  16.71%  16.83%   18.07%   17.00%  -24.13%  10.79%11.80%   13.67%   12.78%
Alger American Leveraged AllCap         1/25/1995 -26.31%  25.77%  20.71%      N/A   28.27%  -33.83%  19.78%15.88%      N/A   23.25%
Portfolio
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.57%  14.93%12.38%      N/A   15.11%
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -36.17%  -1.41% 1.47%    8.42%   10.17%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   14.57%     N/A   N/A      N/A    5.36%
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    7.47%     N/A   N/A      N/A   -1.82%
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.24%     N/A   N/A      N/A    1.35%
Franklin Growth and Income Securities   1/24/1989  15.47%   6.62%  11.17%   11.27%    9.08%    2.18%   2.54% 7.19%    8.34%    6.21%
Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.33%   3.04%  11.66%      N/A    8.77%    4.94%  -1.12% 7.31%      N/A    6.05%
SecuritiesFund, Class 2
Franklin Small Cap Fund, Class 2        11/1/1995 -16.45%  16.00%  17.84%      N/A   17.52%  -23.88%  12.07%13.42%      N/A   12.20%
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%   3.69%   3.94%    5.53%    5.58%    0.66%   1.02% 2.62%    4.07%    4.32%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.88%   0.17% 2.69%      N/A    3.95%
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.18%   1.11% 7.09%      N/A    9.99%
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.63%   2.71%   N/A      N/A    4.45%
Class 2
Mutual Shares Securities Fund, Class 2  11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.69%   2.38%   N/A      N/A    5.45%
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.54%  16.15%14.65%   10.48%    9.90%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -13.15%  -4.29% 0.92%    6.33%    6.00%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -18.02%  -1.08% 8.69%      N/A   12.38%
Income Fund
PIMCO VIT High Yield Bond Portfolio     4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.85%     N/A   N/A      N/A   -3.56%
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.66%   4.04%   N/A      N/A    4.04%
Portfolio
PIMCO VIT Total Return Bond Portfolio   12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.11%   1.39%   N/A      N/A    1.39%
Seligman Global Technology Portfolio     5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.68%  23.02%   N/A      N/A   17.74%
Seligman Small Cap Value Portfolio       5/1/1998  30.37%     N/A     N/A      N/A   13.89%   16.43%     N/A   N/A      N/A    8.78%
SP Jennison International Growth        12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A   N/A      N/A   -3.58%
SP Strategic Partners Focused Growth    12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A   N/A      N/A   -8.32%
Templeton Developing Markets            3/15/1994 -31.06%  -7.14%  -3.11%      N/A   -3.06%  -38.40% -11.62%-6.53%      N/A   -6.04%
Securities Fund, Class 2
Templeton Growth Securities Fund,       3/15/1994  -0.53%   7.96%  10.72%      N/A    9.61%   -7.96%   3.92% 6.87%      N/A    5.97%
Class 2
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.91%     N/A   N/A      N/A   -3.19%
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.72%     N/A   N/A      N/A   -0.05%
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A   N/A      N/A  -23.98%
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.41%     N/A   N/A      N/A  -10.96%
USAllianz VIP Money Market Fund          2/1/2000       2.98%   **** 7-Day Effective                   ****7 Day Effective
                                                  Yield ****                                           Yield*
Van Kampen LIT Enterprise Portfolio      4/7/1986 -16.32%   8.16%  13.88%   13.52%    9.48%  -23.84%   2.25% 8.36%    9.79%    6.09%
Van Kampen LIT Growth & Income          12/23/1996 16.98%  12.76%     N/A      N/A   14.67%    3.70%   6.85%   N/A      N/A    9.37%
Portfolio

ILLUSTRATION OF THE GUARANTEED VALUE PROTECTION BENEFIT

The Insurance Company may advertise the Guaranteed Value Protection Benefit
(GVP) through illustrations in sales literature, advertisements, personalized illustrations, and Contract Owner communications. Such illustrations may show the Contract value, full or partial withdrawal values, death benefits, or the GVP guarantee accounts, assuming the historical performance data of specific Portfolios or using a hypothetical return (which return will not exceed 12%).


Such values will include the deduction of mortality and expense risk charges, the operating expenses of any specific Portfolio, and any applicable withdrawal charges, GVP charges, administrative charges and contract maintenance charges. The withdrawal charges, the GVP charges, administrative charges and contract maintenance charges are calculated assuming a Contract is fully surrendered at the end of the Contract year.

The hypothetical values of a Contract purchased for time periods described will be determined by using the Accumulation Unit values for a variable option investing in a specific Portfolio for a stated purchase payment, and deducting any applicable mortality and expense risk charge, administrative charge, contract maintenance charge, GVP charge and withdrawal charge to arrive at the ending hypothetical value. If a hypothetical return is used unrelated to any specific Portfolio, mortality and expense risk charges, administrative charges, contract maintenance charges, and GVP charges will also be deducted from the hypothetical return. Partial withdrawal charges, death benefits, GVP benefits and GVP guarantee accounts are calculated as described in the Contract and Prospectus.


FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE INSURANCE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE INSURANCE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE INSURANCE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments
(3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS/GUARANTEED VALUE PROTECTION BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Any amounts credited to the Contract value under a guaranteed value protection benefit in an endorsement to the Contract will be treated for tax purposes as earnings.

If the death benefit endorsements are to be used with a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Qualified Plans

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy on the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Variable Option the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Variable Option by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Variable Option remains unchanged unless the Contract Owner elects to transfer between Variable Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Variable Option. The Annuity Payment in each Variable Option is determined by multiplying the number of Annuity Units then allocated to such Variable Option by the Annuity Unit value for that Variable Option. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b.  multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is either 3%, 5% or 7%, based on the Contract Owner's selection and any applicable state laws.

MORTALITY AND EXPENSE RISK GUARANTEE

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 and the unaudited financial statements of the Separate Account as of and for the period ended September 30, 2000 are also included herein.





Financial Statements to be filed by Amendment



                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


      a.  Financial Statements

          To be filed by amendment

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal Underwriter's Agreement(2)
      3.b. General Agency Agreement(5)
      4.a. Individual Variable Annuity Contract (6)
      4.b. Waiver of Withdrawal Charge Endorsement (6)
      4.c. Guaranteed Principal Protector Benefit Endorsement(6)
      4.d. Guaranteed Performance Accumulator Benefit Endorsement(6)
      4.e. Return of Principal Guaranteed Minimum Death Benefit Endorsement(6) 4.f. Double Principal Guaranteed Minimum Death Benefit Endorsement(6) 4.g. Earnings Protection Guaranteed Minimum Death Benefit Endorsement(6) 4.h. Enhanced GMDB Endorsement - WA
      4.i. IAP Endorsement
      5.   Application for Individual Variable Annuity Contract(6)
      6.   (i)   Copy of Articles of Incorporation of the Company(1)
           (ii)  Copy of the Bylaws of the Company(1)
      7.   Not  Applicable
      8.a. Form of Fund Participation Agreement between North American
           Life and Casualty Company and Franklin Valuemark Funds(1)
      8.b. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
      8.c. Form of Fund Participation Agreement between The Alger American
           Fund, Allianz Life Insurance Company of North America and Fred Alger & Company, Incorporated(3)
      8.d. Form of Fund Participation Agreement between USAllianz Variable
           Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
      8.e. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(4)
      8.f. Form of Fund Participation Agreement between Van Kampen Life
           Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc. and Allianz Life Insurance Company of North America(4)
      8.g. Form of Fund Participation Agreement between Allianz Life
           Insurance Company of North America and J.P. Morgan Series Trust
           II(4)
      8.h. Form of Fund Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(4)
      8.i. Form of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(4)
      8.j. Form of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America(4)
      8.k. Form of Fund Participation Agreement between The Prudential Series
           Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America (6)
      9.   Opinion and Consent of Counsel (7)
     10.   Independent Auditors' Consent (7)
     11.   Not Applicable
     12.   Not Applicable
     13.   Calculation of Performance Data (7)
     14.   Company  Organizational Chart(5)
     27.   Not Applicable

(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(6) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on December 21, 2000.
(7)  To be filed by amendment.



Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:

Name and Principal            Positions and Offices
Business Address              with Depositor
- ----------------------------  ---------------------------------

Robert W. MacDonald           Director,
300 S. Hwy 169                Chief Executive Officer
Minneapolis, MN 55426

Margery G. Hughes             President,
300 S. Hwy 169                Chief Administrative Officer
Minneapolis, MN 55426

Mark A. Zesbaugh              Senior Vice President,
300 S. Hwy 169                Chief Financial Officer
Minneapolis, MN  55426

Lowell C. Anderson            Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              President - Special
1750 Hennepin Avenue          Markets Division
Minneapolis, MN 55403

Robert S. James               Senior Vice President - Marketing
300 S. Hwy 169                Development
Minneapolis, MN 55426

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt             Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC  20037-1420

Brad Barks                     Senior Vice President -
300 S. Hwy 169                 Financial Analysis/M&A
Minneapolis, MN 55426

Chuck Kavitsky                 Senior Vice President -
300 S. Hwy 169                 Chief Marketing Officer
Minneapolis, MN 55426


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart was filed as Exhibit 14 (File Nos. 333-06709 and 811-05618) in Post-Effective Amendment No. 8 filed April 27, 2000 and is incorporated herein by reference.

Item  27.        Number  of  Contract  Owners

   Not Applicable (No contract have been sold yet - proposed offering date of current product is March 1, 2001)

Item  28.        Indemnification


The Bylaws of the Insurance Company provide that:


Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters


    a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                          Allianz  Life  Variable  Account  A
                          Preferred  Life  Variable  Account  C

     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:



                        Positions and Offices
Business Address        with Underwriter

- ----------------------  ----------------------

Christopher H. Pinkerton President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles        Senior Vice President, Chief Financial
1750 Hennepin Avenue    Officer & Treasurer
Minneapolis, MN  55403

Lawrance C. Skibo       Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Catherine Q. Farley     Senior Vice President & Chief Administrative
1750 Hennepin Avenue    Officer
Minneapolis, MN  55403

Robert S. James         Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Cindy Robeck            Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Carol Shaw              Senior Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Gigi Wagner             Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

     c. Not Applicable

Item  30.        Location  of  Accounts  and  Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 23rd day of February, 2001.

                                         ALLIANZ  LIFE VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)


                                         By:/s/SUZANNE J. PEPIN
                                            --------------------------------
                                            Suzanne J. Pepin



                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)



                                          By:/s/SUZANNE J. PEPIN
                                             ------------------------------
                                             Suzanne J. Pepin



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature  and  Title                                               Date


Lowell C. Anderson*      Chairman of the Board                     02-23-01
Lowell C. Anderson

Robert W. MacDonald*     Director and                              02-23-01
Robert W. MacDonald      Chief Executive Officer

Margery G. Hughes*       President and                             02-23-01
Margery G. Hughes        Chief Administrative Officer

Mark A. Zesbaugh*        Chief Financial Officer                   02-23-01
Mark A. Zesbaugh         Senior Vice President

Herbert F. Hansmeyer*    Director                                  02-23-01
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                                  02-23-01
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                                  02-23-01
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                                  02-23-01
Rev. Dennis Dease

James R. Campbell*       Director                                  02-23-01
James R. Campbell

Robert M. Kimmitt*       Director                                  02-23-01
Robert M. Kimmitt



                                         *By    Power  of  Attorney


                                          By: /s/SUZANNE J. PEPIN
                                              --------------------------------
                                               Suzanne J. Pepin
                                               Attorney-in-Fact




                            INDEX TO EXHIBITS


EX-99.B4.h. Enhanced GMDB Endorsement - WA
EX-99.B4.i. IAP Endorsement